UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments

Investments April 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund

April 30, 2015

1.800342.111

LPS-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.8%
Auto Components - 1.6%
ASTI Corp. (e)	1,245,000	$ 2,395
ATLASBX Co. Ltd.	270,000	10,102
Federal Screw Works (a)	46,956	164
Gentex Corp.	199,100	3,454
Hi-Lex Corp.	1,276,800	40,865
INFAC Corp.	325,139	2,409
INZI Controls Co. Ltd. (e)	1,516,000	8,417
Johnson Controls, Inc.	6,819,200	343,551
Motonic Corp. (e)	3,250,000	38,471
Murakami Corp. (e)	865,000	15,050
Nippon Seiki Co. Ltd.	3,025,500	60,830
Piolax, Inc. (e)	950,500	42,113
S&T Holdings Co. Ltd. (e)	834,300	22,114
Samsung Climate Control Co. Ltd. (e)	499,950	5,593
Sewon Precision Industries Co. Ltd. (a)(e)	500,000	14,205
Shoei Co. Ltd.	444,700	7,172
SJM Co. Ltd. (e)	1,282,000	9,248
SJM Holdings Co. Ltd. (e)	1,332,974	7,401
Strattec Security Corp.	167,800	12,597
Sungwoo Hitech Co. Ltd.	1,888,517	19,813
TBK Co. Ltd.	1,061,800	5,744
The Goodyear Tire & Rubber Co.	722,027	20,480
Yachiyo Industry Co. Ltd.	974,900	7,926
Yutaka Giken Co. Ltd. (e)	1,408,600	31,188
		731,302
Distributors - 0.2%
Chori Co. Ltd.	493,500	7,819
Doshisha Co. Ltd.	1,594,300	23,917
Educational Development Corp. (e)	367,892	1,556
Nakayamafuku Co. Ltd. (e)	1,154,500	8,433
SPK Corp.	243,800	4,804
Uni-Select, Inc. (e)	1,843,300	64,168
		110,697
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	49,417	1,378
Career Education Corp. (a)(e)	5,430,000	22,806
Clip Corp. (e)	312,300	2,858
Cross-Harbour Holdings Ltd.	615,400	681
DeVry, Inc.	381,000	11,521
Houghton Mifflin Harcourt Co. (a)	1,436,900	32,848
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
ITT Educational Services, Inc. (a)(d)	146,200	$ 772
Meiko Network Japan Co. Ltd.	950,500	11,751
Novarese, Inc. (d)	245,500	1,820
Regis Corp. (a)	647,000	10,688
Shingakukai Co. Ltd.	219,400	968
Steiner Leisure Ltd. (a)(e)	1,348,500	65,052
Step Co. Ltd. (e)	1,235,600	10,220
Weight Watchers International, Inc. (a)(d)(e)	4,633,300	39,615
YBM Sisa.com, Inc. (e)	850,000	3,259
		216,237
Hotels, Restaurants & Leisure - 0.5%
Ambassadors Group, Inc. (a)(e)	1,682,556	4,829
Ark Restaurants Corp. (e)	204,695	5,013
BRONCO BILLY Co. Ltd.	61,800	2,773
Create Restaurants Holdings, Inc. (d)	467,900	8,861
Fairwood Holdings Ltd.	99,400	269
Flanigan's Enterprises, Inc.	48,000	1,396
Hiday Hidaka Corp. (e)	1,714,671	41,683
Ibersol SGPS SA	546,500	5,159
Interval Leisure Group, Inc.	510,000	12,643
Intralot SA (a)	1,462,100	2,676
Koshidaka Holdings Co. Ltd.	675,080	13,974
Kura Corp. Ltd. (d)	200,000	7,713
Ohsho Food Service Corp.	594,700	21,128
Papa John's International, Inc.	49,800	3,056
Ruby Tuesday, Inc. (a)(e)	3,898,200	28,379
Shinsegae Food Co. Ltd.	15,000	1,957
Sonic Corp.	149,300	4,277
Sportscene Group, Inc. Class A (e)	380,300	2,115
St. Marc Holdings Co. Ltd.	845,800	28,449
The Monogatari Corp. (d)(e)	511,300	17,111
Toridoll.corporation	1,295,400	18,202
		231,663
Household Durables - 3.1%
Abbey PLC (e)	2,036,900	26,605
Barratt Developments PLC (e)	79,934,300	634,147
Bellway PLC	4,679,100	142,255
Blyth, Inc.	427,700	3,285
D.R. Horton, Inc.	5,071,400	128,814
Dorel Industries, Inc. Class B (sub. vtg.)	3,089,100	90,894
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Emak SpA	5,033,100	$ 4,957
First Juken Co. Ltd. (e)	1,606,300	19,004
Helen of Troy Ltd. (a)(e)	2,692,800	235,916
Henry Boot PLC	3,847,100	12,633
HTL International Holdings Ltd. (e)	27,562,900	5,312
Iida Group Holdings Co. Ltd.	199,000	2,671
Libbey, Inc.	757,000	29,788
NACCO Industries, Inc. Class A	294,700	14,434
P&F Industries, Inc. Class A (a)(e)	360,200	2,341
Sanei Architecture Planning Co. Ltd. (e)	1,388,600	11,047
Stanley Furniture Co., Inc. (a)(e)	865,200	2,327
Steinhoff International Holdings Ltd.	3,438,046	21,843
Token Corp. (e)	950,540	48,120
		1,436,393
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (e)	9,845,600	47,544
Liberty Interactive Corp. Series A (a)	800,000	23,008
PetMed Express, Inc. (d)	99,500	1,575
		72,127
Leisure Products - 0.3%
Accell Group NV (e)	2,297,900	42,964
Arctic Cat, Inc.	298,600	10,597
Fenix Outdoor AB Class B	33,336	0
JAKKS Pacific, Inc. (a)(d)	789,500	5,266
Kabe Husvagnar AB (B Shares)	317,898	4,033
Mars Engineering Corp.	536,200	9,494
Mattel, Inc.	896,400	25,243
Miroku Corp. (e)	806,000	2,215
Smith & Wesson Holding Corp. (a)(d)	1,143,000	16,991
Trigano SA	84,600	3,031
Vista Outdoor, Inc. (a)	33,038	1,446
		121,280
Media - 0.9%
Chime Communications PLC	4,191,700	18,598
Cinderella Media Group Ltd. (e)	18,238,000	4,683
Corus Entertainment, Inc. Class B (non-vtg.) (d)	671,900	10,330
Crown Media Holdings, Inc. Class A (a)	111,000	416
Discovery Communications, Inc. Class A (a)	4,783	155
DreamWorks Animation SKG, Inc. Class A (a)	2,689,800	70,096
Gannett Co., Inc.	731,100	25,091
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
GfK AG	166,400	$ 6,367
Harte-Hanks, Inc.	850,000	5,772
Hyundai HCN	2,723,979	13,454
Intage Holdings, Inc. (e)	1,911,800	33,915
Ipsos SA	10,102	298
ITE Group PLC	98,700	283
Live Nation Entertainment, Inc. (a)	1,400,000	35,084
Pico Far East Holdings Ltd.	21,260,000	6,172
Proto Corp.	487,300	7,107
RKB Mainichi Broadcasting Corp.	244,000	2,107
Saga Communications, Inc. Class A	438,500	17,536
Sky Network Television Ltd.	6,707,207	32,200
Starz Series A (a)	1,924,000	75,671
STW Group Ltd.	4,703,959	2,401
Television Broadcasts Ltd.	3,952,000	25,775
TOW Co. Ltd. (e)	1,162,500	9,625
TVA Group, Inc. Class B (non-vtg.) (a)	3,545,703	14,635
WOWOW INC.	97,700	3,230
		421,001
Multiline Retail - 4.1%
Big Lots, Inc.	333,400	15,193
Hanwha Galleria Timeworld Co. Ltd. (e)	340,990	18,678
Lifestyle International Holdings Ltd.	39,044,000	73,045
Next PLC (e)	15,651,500	1,759,706
Watts Co. Ltd. (e)	1,326,100	10,562
Zakkaya Bulldog Co. Ltd. (a)	50,000	40
		1,877,224
Specialty Retail - 12.0%
Aarons, Inc. Class A	476,300	16,194
ABC-MART, Inc. (d)	128,200	7,294
Abercrombie & Fitch Co. Class A (d)(e)	7,213,000	162,148
Adastria Holdings Co. Ltd.	497,400	15,090
Aeropostale, Inc. (a)(d)(e)	8,081,600	24,972
Ascena Retail Group, Inc. (a)	190,100	2,850
AT-Group Co. Ltd.	1,228,000	25,217
AutoZone, Inc. (a)	855,495	575,457
Bed Bath & Beyond, Inc. (a)	6,273,000	441,996
Best Buy Co., Inc. (e)	32,186,900	1,115,276
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,321,200	72,772
Bonia Corp. Bhd	2,503,000	731
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Bonjour Holdings Ltd.	4,453,000	$ 402
Buffalo Co. Ltd. (e)	106,800	782
Cash Converters International Ltd.	23,633,520	16,084
Chico's FAS, Inc.	2,038,300	34,366
CST Brands, Inc.	2,737,500	114,181
Delek Automotive Systems Ltd.	742,900	9,023
Destination Maternity Corp.	300,000	3,537
DSW, Inc. Class A	195,800	7,102
Folli Follie SA (e)	4,102,600	123,709
Formosa Optical Technology Co. Ltd.	659,000	1,831
Fourlis Holdings SA (a)	487,300	1,329
Francesca's Holdings Corp. (a)	99,500	1,685
GameStop Corp. Class A (d)(e)	7,855,200	302,739
Glentel, Inc. (e)	2,087,656	43,518
GNC Holdings, Inc.	1,174,900	50,579
Goldlion Holdings Ltd.	19,037,000	8,916
Guess?, Inc. (e)	7,812,400	143,045
Halfords Group PLC	1,283,200	8,937
Hour Glass Ltd.	8,574,100	5,054
IA Group Corp. (e)	830,000	5,486
John David Group PLC	2,729,500	23,950
Jumbo SA (e)	11,179,068	114,780
K's Denki Corp.	2,987,500	99,752
Ku Holdings Co. Ltd.	975,800	5,685
Kyoto Kimono Yuzen Co. Ltd. (d)(e)	1,527,500	13,135
Le Chateau, Inc. Class A (sub. vtg.) (a)	1,922,500	1,036
Leon's Furniture Ltd.	298,500	3,815
Lewis Group Ltd.	1,235,700	8,985
Mr. Bricolage SA (e)	987,275	14,173
Nafco Co. Ltd. (e)	2,223,500	32,156
Nishimatsuya Chain Co. Ltd.	2,980,000	27,693
Office Depot, Inc. (a)	1,599,300	14,746
Pal Co. Ltd. (e)	1,295,400	41,636
Party City Holdco, Inc.	186,400	3,875
RIGHT ON Co. Ltd. (d)	248,900	1,932
Ross Stores, Inc.	9,354,000	924,924
Sally Beauty Holdings, Inc. (a)	587,900	18,348
Second Chance Properties Ltd.	2,480,800	656
Second Chance Properties Ltd. warrants 7/24/17 (a)	8,555,000	26
Select Comfort Corp. (a)	987,500	30,435
Silvano Fashion Group A/S	7,700	13
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc. Class A (sub. vtg.)	995,700	$ 23,250
Staples, Inc.	23,619,900	385,477
Super Cheap Auto Group Ltd. (d)	1,494,700	11,686
The Buckle, Inc. (d)	807,900	36,194
The Men's Wearhouse, Inc.	190,500	10,780
The Stanley Gibbons Group PLC	1,072,300	4,397
Urban Outfitters, Inc. (a)	24,673	988
USS Co. Ltd.	11,957,600	210,547
Williams-Sonoma, Inc.	190,500	14,007
Workman Co. Ltd. (e)	1,398,800	73,479
Zumiez, Inc. (a)	100,000	3,171
		5,498,029
Textiles, Apparel & Luxury Goods - 2.4%
Adolfo Dominguez SA (a)	99,500	521
Bijou Brigitte Modische Accessoires AG	42,800	2,672
Coach, Inc.	2,240,000	85,590
Daphne International Holdings Ltd.	952,000	265
Deckers Outdoor Corp. (a)	39,500	2,923
Embry Holdings Ltd.	1,548,000	871
F&F Co. Ltd.	600,000	13,202
Fossil Group, Inc. (a)	2,233,700	187,586
Geox SpA (a)(d)	3,037,000	11,097
Gildan Activewear, Inc. (e)	13,603,000	431,147
Hampshire Group Ltd. (a)(e)	874,400	293
Handsome Co. Ltd. (e)	2,436,150	79,840
JLM Couture, Inc. (a)(e)	187,300	496
Ports Design Ltd. (a)	11,698,500	5,585
Steven Madden Ltd. (a)	873,700	34,092
Sun Hing Vision Group Holdings Ltd. (e)	22,753,000	7,926
Texwinca Holdings Ltd.	57,980,000	56,330
Tungtex Holdings Co. Ltd.	19,498,000	2,616
Van de Velde	71,285	4,239
Vera Bradley, Inc. (a)(d)	1,125,900	16,033
Victory City International Holdings Ltd.	63,106,150	11,562
Youngone Corp.	500,000	30,545
Youngone Holdings Co. Ltd. (e)	889,600	85,069
Yue Yuen Industrial (Holdings) Ltd.	13,648,000	51,947
		1,122,447
TOTAL CONSUMER DISCRETIONARY		11,838,400
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.2%
Beverages - 1.1%
Baron de Ley SA (a)	152,100	$ 15,804
C&C Group PLC	3,386,466	13,722
Kweichow Moutai Co. Ltd.	250,100	10,170
Monster Beverage Corp. (a)	2,566,300	351,865
Muhak Co. Ltd. (a)(e)	2,759,180	92,732
Olvi PLC (A Shares)	27,320	777
Spritzer Bhd	2,350,100	1,306
Synergy Co. (a)	97,421	929
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	494,860	2,286
		489,591
Food & Staples Retailing - 4.4%
Aoki Super Co. Ltd.	195,000	1,653
Belc Co. Ltd. (e)	1,943,100	56,656
Cosmos Pharmaceutical Corp. (e)	1,500,000	201,950
Create SD Holdings Co. Ltd. (e)	2,116,800	92,180
Daikokutenbussan Co. Ltd.	665,200	27,924
Dong Suh Companies, Inc. (e)	5,100,000	157,198
Fyffes PLC (Ireland) (e)	28,265,500	38,121
Genky Stores, Inc. (d)(e)	228,100	20,126
Greggs PLC (e)	5,419,000	98,483
Halows Co. Ltd. (e)	1,545,200	22,526
Jeronimo Martins SGPS SA	1,976,700	28,835
Kusuri No Aoki Co. Ltd.	494,100	36,385
Majestic Wine PLC (d)(e)	3,999,620	23,289
MARR SpA	390,100	7,836
Marukyu Co. Ltd.	442,000	4,026
Metro, Inc. Class A (sub. vtg.) (e)	30,247,699	874,463
Qol Co. Ltd. (e)	1,990,200	17,260
Safeway, Inc.:
rights	16,069,900	0
rights	16,069,900	2,893
Sligro Food Group NV	1,249,130	48,001
Sundrug Co. Ltd.	2,292,500	115,044
Tesco PLC	12,438,800	41,927
Total Produce PLC	10,235,800	12,534
Valor Co. Ltd.	222,100	4,734
Walgreens Boots Alliance, Inc.	150,000	12,440
Welcia Holdings Co. Ltd. (d)	621,900	27,194
Yaoko Co. Ltd.	1,616,600	57,238
		2,030,916
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.5%
Aryzta AG	1,695,590	$ 114,414
Cranswick PLC	1,028,864	22,520
Dean Foods Co.	2,400,000	39,000
Devro PLC	2,837,100	12,704
Dutch Lady Milk Industries Bhd	100,000	1,336
Food Empire Holdings Ltd. (e)	49,900,600	9,994
Fresh Del Monte Produce, Inc. (e)	5,988,300	221,148
Hilton Food Group PLC	682,500	4,498
Inventure Foods, Inc. (a)	250,300	2,440
Nam Yang Dairy Products	11,000	7,516
Omega Protein Corp. (a)	626,700	8,009
Pacific Andes International Holdings Ltd.	118,222,500	4,729
Pacific Andes Resources Development Ltd. (a)	221,387,093	11,043
Patties Food Ltd.	3,559,351	3,310
President Rice Products PCL	1,221,000	1,741
Rocky Mountain Chocolate Factory, Inc. (e)	424,282	5,448
Samyang Genex Co. Ltd.	93,060	15,206
Samyang Holdings Corp.	44,250	4,190
Seaboard Corp. (a)	45,339	163,220
Select Harvests Ltd. (e)	5,139,647	36,443
Sunjin Co. Ltd. (e)	813,630	22,510
Synear Food Holdings Ltd. (a)	38,027,000	0
United Food Holdings Ltd.	21,291,300	1,046
		712,465
Personal Products - 0.2%
Coty, Inc. Class A	1,040,000	24,866
Elizabeth Arden, Inc. (a)(d)	385,300	5,421
Grape King Bio Ltd.	1,748,000	9,532
Nutraceutical International Corp. (a)(e)	1,086,904	21,195
Oriflame Cosmetics SA SDR	19,504	337
Sarantis SA (a)(e)	2,232,700	20,205
		81,556
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,792	454
TOTAL CONSUMER STAPLES		3,314,982
ENERGY - 4.1%
Energy Equipment & Services - 1.8%
AKITA Drilling Ltd. Class A (non-vtg.)	1,689,100	14,938
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Atwood Oceanics, Inc. (e)	4,400,000	$ 146,872
Boustead Singapore Ltd.	3,950,625	4,225
Cal Dive International, Inc. (a)(e)	5,751,400	89
Carbo Ceramics, Inc. (d)(e)	2,252,000	99,606
Cathedral Energy Services Ltd.	1,522,100	2,977
Divestco, Inc. (a)	3,326,000	303
Farstad Shipping ASA (e)	3,041,400	15,099
Fugro NV (Certificaten Van Aandelen) (d)	1,817,400	52,268
Geospace Technologies Corp. (a)(d)(e)	1,308,200	28,257
Gulfmark Offshore, Inc. Class A (e)	2,620,900	39,340
Nabors Industries Ltd.	681,923	11,388
Noble Corp. (d)	2,324,200	40,232
Oil States International, Inc. (a)	1,900,900	90,464
Paragon Offshore PLC (d)	789,500	1,429
Petrofac Ltd. (d)	540,300	7,212
PHX Energy Services Corp. (d)	148,100	856
Precision Drilling Corp.	1,579,100	11,492
ProSafe ASA	9,260,700	32,936
Shinko Plantech Co. Ltd.	1,706,000	12,909
Solstad Offshore ASA	1,096,600	7,048
Total Energy Services, Inc. (e)	2,358,600	30,106
Unit Corp. (a)(e)	4,958,000	172,737
		822,783
Oil, Gas & Consumable Fuels - 2.3%
Adams Resources & Energy, Inc.	151,151	7,044
Beach Energy Ltd. (d)	15,109,573	13,272
Bonavista Energy Corp. (d)	398,000	2,741
Denbury Resources, Inc. (d)	7,675,000	67,617
Eni SpA	17,936,400	344,125
Fuji Kosan Co. Ltd. (e)	731,100	3,643
Fuji Oil Co. Ltd. (e)	3,950,300	13,832
Great Eastern Shipping Co. Ltd.	4,800,000	25,715
Hankook Shell Oil Co. Ltd. (e)	65,000	29,691
HollyFrontier Corp.	302,700	11,739
Marathon Oil Corp.	665,362	20,693
Michang Oil Industrial Co. Ltd. (e)	173,900	13,029
Newfield Exploration Co. (a)	2,250,541	88,311
Peabody Energy Corp. (d)	4,100,000	19,393
Statoil ASA sponsored ADR	348,300	7,394
Stone Energy Corp. (a)	2,508,302	42,817
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Swift Energy Co. (a)(d)(e)	4,270,000	$ 12,895
Tesoro Corp.	1,544,524	132,566
The Williams Companies, Inc.	254,253	13,015
Tsakos Energy Navigation Ltd.	942,500	8,652
Uehara Sei Shoji Co. Ltd.	928,000	3,697
W&T Offshore, Inc. (d)(e)	6,030,000	38,773
Whiting Petroleum Corp. (a)	272,700	10,338
World Fuel Services Corp.	2,167,722	120,309
WPX Energy, Inc. (a)	751,971	10,340
		1,061,641
TOTAL ENERGY		1,884,424
FINANCIALS - 11.8%
Banks - 1.6%
ACNB Corp.	125,600	2,575
Bank of Ireland (a)	394,193,100	150,834
BBCN Bancorp, Inc.	2,432,900	34,523
Camden National Corp.	45,868	1,758
Cathay General Bancorp	3,216,900	91,939
Codorus Valley Bancorp, Inc. (e)	497,420	10,376
ConnectOne Bancorp, Inc.	785,900	15,105
Customers Bancorp, Inc.	149,500	3,769
Dimeco, Inc.	27,803	1,151
Eagle Bancorp, Inc. (a)	524,000	19,315
East West Bancorp, Inc.	2,540,000	103,099
EFG Eurobank Ergasias SA (a)	312,386,200	47,555
Farmers & Merchants Bancorp, Inc.	43,900	1,131
First Bancorp, Puerto Rico (a)	7,428,572	44,646
First NBC Bank Holding Co. (a)	439,200	15,451
First Niagara Financial Group, Inc.	1,022,278	9,298
First West Virginia Bancorp, Inc.	48,700	1,084
Investors Bancorp, Inc.	2,280,400	27,000
LCNB Corp. (e)	728,279	11,449
Norwood Financial Corp. (e)	198,910	5,945
OFG Bancorp (d)(e)	2,483,342	34,990
Pacific Premier Bancorp, Inc. (a)	894,000	14,000
Popular, Inc. (a)	1,710,900	55,484
SpareBank 1 SR-Bank ASA (primary capital certificate) (d)	1,414,950	10,494
Sparebanken More (primary capital certificate)	239,134	7,530
Sparebanken Nord-Norge	2,239,800	13,156
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Stock Yards Bancorp, Inc.	74,600	$ 2,596
Trico Bancshares	381,084	8,887
Wilshire Bancorp, Inc.	300,000	3,165
		748,305
Capital Markets - 0.1%
AllianceBernstein Holding LP	665,000	20,848
Federated Investors, Inc. Class B (non-vtg.)	367,200	12,632
State Street Corp.	360,600	27,809
		61,289
Consumer Finance - 0.6%
Aeon Credit Service (Asia) Co. Ltd.	14,622,000	11,791
Albemarle & Bond Holdings PLC (a)(e)	3,171,445	0
EZCORP, Inc. (non-vtg.) Class A (a)	946,600	8,709
Green Dot Corp. Class A (a)	2,089,700	33,644
H&T Group PLC	617,900	1,812
Nicholas Financial, Inc. (a)	248,700	3,141
Santander Consumer U.S.A. Holdings, Inc.	3,733,900	92,190
SLM Corp. (a)	1,862,300	18,977
Synchrony Financial (d)	3,538,400	110,221
		280,485
Diversified Financial Services - 0.4%
Credit Analysis & Research Ltd.	50,000	1,225
Newship Ltd. (a)	2,500	959
NICE Holdings Co. Ltd.	1,000,246	18,341
NICE Information Service Co. Ltd.	2,350,000	15,251
Ricoh Leasing Co. Ltd.	878,300	25,461
The NASDAQ OMX Group, Inc.	128,800	6,264
Voya Financial, Inc.	2,339,600	99,059
		166,560
Insurance - 7.9%
Admiral Group PLC	524,000	12,495
AEGON NV	54,652,600	431,204
AFLAC, Inc.	341,700	21,541
Amlin PLC	2,058,800	14,428
April (e)	2,637,500	37,453
Assurant, Inc. (e)	4,990,000	306,685
Axis Capital Holdings Ltd. (e)	7,254,200	377,654
CNO Financial Group, Inc.	1,143,000	19,431
Endurance Specialty Holdings Ltd. (e)	2,471,300	149,217
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
FBD Holdings PLC	166,400	$ 1,789
Genworth Financial, Inc. Class A (a)(e)	25,270,000	222,123
Hartford Financial Services Group, Inc.	6,676,300	272,193
HCC Insurance Holdings, Inc.	523,600	29,824
Hiscox Ltd.	1,210,828	15,256
Lincoln National Corp.	7,473,500	422,178
MBIA, Inc. (a)	393,100	3,440
MetLife, Inc.	855,500	43,879
National Interstate Corp.	906,600	25,403
National Western Life Insurance Co. Class A	141,470	33,898
NN Group NV	1,277,400	37,240
Primerica, Inc.	514,800	23,794
Progressive Corp.	724,800	19,323
RenaissanceRe Holdings Ltd. (e)	2,946,600	301,997
Torchmark Corp.	808,450	45,362
Unum Group (e)	19,192,500	655,616
Validus Holdings Ltd.	1,803,400	75,436
		3,598,859
Real Estate Investment Trusts - 0.4%
American Realty Capital Properties, Inc.	3,234,800	29,210
Annaly Capital Management, Inc.	13,560,000	136,549
Corrections Corp. of America	476,300	17,523
Melcor Real Estate Investment Trust	90,900	648
Northwest Healthcare Properties REIT (d)	1,213,800	9,014
Nsi NV	85,544	402
		193,346
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	493,500	1,080
Century21 Real Estate Japan Ltd. (d)	111,500	1,080
Devine Ltd. (a)	2,019,772	1,263
Leopalace21 Corp. (a)	4,874,000	28,111
Relo Holdings Corp. (e)	1,314,400	107,914
Tejon Ranch Co. (a)	149,400	3,690
		143,138
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	91,900	1,287
BofI Holding, Inc. (a)	190,500	17,490
Farmer Mac Class C (non-vtg.)	516,777	16,247
Genworth MI Canada, Inc.	4,589,100	133,698
Genworth Mortgage Insurance Ltd. (d)	8,285,879	22,032
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Meridian Bancorp, Inc. (a)	1,078,100	$ 13,854
New Hampshire Thrift Bancshares, Inc.	174,500	2,713
		207,321
TOTAL FINANCIALS		5,399,303
HEALTH CARE - 10.9%
Biotechnology - 1.0%
Amgen, Inc.	2,851,400	450,265
Health Care Equipment & Supplies - 1.2%
Apex Biotechnology Corp.	1,400,000	2,491
Arts Optical International Holdings Ltd. (e)	32,288,640	13,081
Atrion Corp.	9,595	3,117
Audika SA	296,400	5,858
Boston Scientific Corp. (a)	1,143,000	20,368
Exactech, Inc. (a)	47,600	1,040
Hoshiiryou Sanki Co. Ltd. (e)	342,100	8,829
Huvitz Co. Ltd. (e)	1,000,000	17,361
Microlife Corp.	3,130,500	7,339
Mindray Medical International Ltd. sponsored ADR	1,096,300	33,854
Nakanishi, Inc.	646,800	23,967
Pacific Hospital Supply Co. Ltd.	400,000	880
Prim SA (e)	1,648,500	14,532
ResMed, Inc.	225,000	14,387
Span-America Medical System, Inc. (e)	274,700	5,359
St. Jude Medical, Inc.	2,338,500	163,812
St.Shine Optical Co. Ltd.	2,224,000	39,432
Supermax Corp. Bhd	26,193,300	14,852
Techno Medica Co. Ltd.	44,100	903
Top Glove Corp. Bhd	1,000,000	1,572
Utah Medical Products, Inc. (e)	403,900	21,774
Zimmer Holdings, Inc.	1,185,966	130,267
		545,075
Health Care Providers & Services - 7.6%
A/S One Corp.	243,700	7,824
Aetna, Inc.	4,874,000	520,884
Almost Family, Inc. (a)(e)	890,314	38,533
Amedisys, Inc. (a)	685,500	19,064
Anthem, Inc.	2,138,600	322,779
Bio-Reference Laboratories, Inc. (a)(d)	550,000	18,216
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Diversicare Healthcare Services, Inc.	98,700	$ 1,604
DVx, Inc. (e)	800,700	7,284
Farmacol SA	49,400	775
Grupo Casa Saba SA de CV (a)	12,320,600	0
Hanger, Inc. (a)(e)	2,109,900	47,135
Hi-Clearance, Inc.	1,489,000	4,570
LHC Group, Inc. (a)(e)	1,788,900	57,352
Lifco AB	945,400	18,153
Medica Sur SA de CV	390,100	1,438
MEDNAX, Inc. (a)	190,100	13,455
National Healthcare Corp.	6,362	403
Pelion SA (e)	603,000	14,406
The Ensign Group, Inc.	670,600	28,239
Triple-S Management Corp. (a)(e)	2,373,934	44,440
Tsukui Corp. (d)(e)	2,538,900	19,187
U.S. Physical Therapy, Inc.	170,000	8,017
United Drug PLC (United Kingdom)	10,012,119	81,429
UnitedHealth Group, Inc.	18,932,900	2,109,117
Wellcare Health Plans, Inc. (a)	779,700	60,372
WIN-Partners Co. Ltd. (e)	1,449,600	17,687
		3,462,363
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (a)	86,700	592
ND Software Co. Ltd. (e)	1,381,700	16,185
Quality Systems, Inc.	294,900	4,599
		21,376
Life Sciences Tools & Services - 0.0%
VWR Corp. (d)	641,200	17,017
Pharmaceuticals - 1.1%
Biofermin Pharmaceutical Co. Ltd.	26,300	640
Bliss Gvs Pharma Ltd. (a)	4,570,530	8,534
Daewon Pharmaceutical Co. Ltd. (e)	1,679,963	28,386
Daewoong Co. Ltd.	185,040	8,384
DongKook Pharmaceutical Co. Ltd. (e)	748,500	33,252
FDC Ltd.	3,600,000	8,699
Fuji Pharma Co. Ltd.	294,300	5,454
Genomma Lab Internacional SA de CV (a)(d)	1,444,024	1,704
Il Dong Holdings Co. Ltd. (e)	2,164,251	38,579
Indivior PLC (a)	17,820,900	54,301
Jeil Pharmaceutical Co. (e)	1,050,000	32,949
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Kaken Pharmaceutical Co. Ltd.	99,000	$ 3,538
Kwang Dong Pharmaceutical Co. Ltd. (e)	3,100,000	47,632
Kyung Dong Pharmaceutical Co. Ltd.	48,531	1,153
Mylan N.V. (a)	428,700	30,978
Pharmstandard OJSC (a)	19,504	371
Phibro Animal Health Corp. Class A	348,200	11,059
Recordati SpA	6,426,100	128,046
Torrent Pharmaceuticals Ltd.	150,000	2,837
Tsumura & Co.	1,161,700	27,222
Whanin Pharmaceutical Co. Ltd. (e)	1,750,000	35,013
		508,731
TOTAL HEALTH CARE		5,004,827
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.2%
AAR Corp.	200,200	6,054
Aerojet Rocketdyne Holdings, Inc. (a)(d)	1,270,761	24,983
Engility Holdings, Inc.	832,300	23,196
Magellan Aerospace Corp.	498,300	5,576
Textron, Inc.	389,550	17,132
		76,941
Air Freight & Logistics - 0.4%
Air T, Inc. (a)(e)	232,600	4,750
Atlas Air Worldwide Holdings, Inc. (a)(e)	2,051,100	99,971
Hub Group, Inc. Class A (a)	565,758	22,574
UTi Worldwide, Inc. (a)	1,231,090	11,117
Yusen Logistics Co. Ltd. (e)	3,656,500	44,717
		183,129
Airlines - 0.1%
Republic Airways Holdings, Inc. (a)	1,150,400	14,081
SkyWest, Inc.	1,028,100	14,034
		28,115
Building Products - 0.0%
Kondotec, Inc. (e)	1,707,800	11,082
Commercial Services & Supplies - 0.9%
1010 Printing Group Ltd.	22,047,640	3,613
ABM Industries, Inc.	11,100	356
Aeon Delight Co. Ltd.	99,400	2,632
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
AJIS Co. Ltd. (e)	512,000	$ 8,970
Asia File Corp. Bhd	4,480,000	4,477
CECO Environmental Corp. (d)	762,000	8,984
Civeo Corp. (e)	9,867,500	46,081
Fursys, Inc. (e)	950,000	29,635
Knoll, Inc.	1,000,000	22,770
Kruk SA (a)	9,851	419
Matthews International Corp. Class A	206,000	9,997
Mears Group PLC	1,625,915	10,673
Mitie Group PLC (e)	22,115,300	97,012
Moleskine SpA	341,200	540
Moshi Moshi Hotline, Inc.	250,000	2,701
Multi-Color Corp.	199,100	12,499
Nac Co. Ltd. (e)	1,188,200	10,071
NICE Total Cash Management Co., Ltd. (e)	2,601,400	7,076
Prestige International, Inc.	788,900	6,111
RPS Group PLC	584,900	1,903
United Stationers, Inc. (e)	2,276,544	92,450
VICOM Ltd.	3,232,100	15,608
West Corp.	1,113,400	34,460
		429,038
Construction & Engineering - 1.1%
AECOM Technology Corp. (a)(e)	8,666,835	273,525
Arcadis NV	1,218,500	38,570
Astaldi SpA (d)	2,719,900	23,645
Ausdrill Ltd.	2,403,681	846
Boustead Projects Pte Ltd. (a)	1,185,187	936
C-Cube Corp.	370,200	1,526
Daiichi Kensetsu Corp. (e)	1,982,600	22,220
Engineers India Ltd.	2,150,008	6,210
EPCO Co. Ltd. (d)	99,600	1,481
Geumhwa PSC Co. Ltd. (e)	325,000	14,528
Heijmans NV (Certificaten Van Aandelen)	175,900	2,351
Jacobs Engineering Group, Inc. (a)	222,000	9,515
Kyeryong Construction Industrial Co. Ltd. (a)(e)	893,000	10,073
Meisei Industrial Co. Ltd.	1,266,800	6,922
Mirait Holdings Corp.	1,768,200	19,982
Nippon Rietec Co. Ltd. (e)	1,342,000	9,440
Sanyo Engineering & Construction, Inc.	498,000	2,108
Severfield PLC (a)	3,168,233	3,097
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Shinnihon Corp.	1,806,000	$ 6,754
ShoLodge, Inc. (a)(e)	475,827	0
Sterling Construction Co., Inc. (a)(e)	1,817,400	7,978
Tutor Perini Corp. (a)	690,900	14,647
United Integration Services Co. Ltd.	5,143,500	5,970
Vianini Lavori SpA	682,500	4,452
		486,776
Electrical Equipment - 0.8%
Aichi Electric Co. Ltd.	1,757,000	6,509
Aros Quality Group AB	831,900	12,005
AZZ, Inc. (e)	1,425,800	66,143
Babcock & Wilcox Co.	716,822	23,168
Bharat Heavy Electricals Ltd.	22,000,000	82,412
Chiyoda Integre Co. Ltd.	499,600	12,405
EnerSys	285,700	19,399
FW Thorpe PLC	5,014,800	12,178
GrafTech International Ltd. (a)	95,100	460
Graphite India Ltd. (a)	1,800,000	2,395
Hammond Power Solutions, Inc. Class A	420,200	2,403
I-Sheng Electric Wire & Cable Co. Ltd. (e)	12,500,000	18,754
Jinpan International Ltd.	98,700	472
Korea Electric Terminal Co. Ltd. (e)	700,000	47,572
Servotronics, Inc. (a)(e)	156,000	1,031
TKH Group NV unit	1,840,800	68,306
		375,612
Industrial Conglomerates - 1.1%
DCC PLC (United Kingdom) (e)	7,755,500	493,355
Reunert Ltd.	1,949,700	9,940
		503,295
Machinery - 1.6%
Aalberts Industries NV (e)	9,029,600	279,942
Allison Transmission Holdings, Inc.	403,530	12,380
ASL Marine Holdings Ltd. (e)	32,220,500	10,227
CKD Corp.	1,520,700	13,935
Foremost Income Fund (a)	2,141,103	9,184
Gencor Industries, Inc. (a)(e)	438,800	4,112
Global Brass & Copper Holdings, Inc. (e)	1,295,580	19,745
Hillenbrand, Inc.	500,000	14,695
Hurco Companies, Inc. (e)	538,200	17,416
Hwacheon Machine Tool Co. Ltd. (e)	219,900	15,026
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Hyster-Yale Materials Handling:
Class A	237,800	$ 17,440
Class B (a)	310,000	22,735
Ihara Science Corp. (e)	1,130,000	8,789
Jaya Holdings Ltd. (e)	70,971,900	2,735
Kyowakogyosyo Co. Ltd. (e)	358,000	2,158
Maruzen Co. Ltd. (e)	1,822,000	15,687
Metka SA	804,200	7,501
Mincon Group PLC	2,335,986	1,881
Mirle Automation Corp.	4,000,000	3,912
Nadex Co. Ltd. (e)	913,000	7,512
Nakano Refrigerators Co. Ltd.	19,500	581
Nitchitsu Co. Ltd.	439,000	892
Oshkosh Corp.	2,242,200	120,720
Semperit AG Holding (d)	513,300	23,472
SIMPAC, Inc.	583,000	4,097
Takamatsu Machinery Co. Ltd.	403,900	2,643
Techno Smart Corp. (e)	1,028,000	3,972
Terex Corp.	1,194,200	32,793
Tocalo Co. Ltd. (e)	903,000	17,730
TriMas Corp. (a)	1,295,410	36,492
Trinity Industrial Corp.	827,000	3,137
Valmet Corp.	923,999	10,709
Young Poong Precision Corp.	52,267	524
		744,774
Marine - 0.0%
Tokyo Kisen Co. Ltd. (e)	951,000	5,080
Professional Services - 0.6%
Akka Technologies SA (e)	1,267,355	39,476
Boardroom Ltd.	2,952,542	1,339
CBIZ, Inc. (a)	1,080,600	9,769
Clarius Group Ltd. (a)	3,700,000	805
CRA International, Inc. (a)	166,015	4,848
Exova Group Ltd. PLC	4,786,300	13,889
ICF International, Inc. (a)	367,866	14,163
McMillan Shakespeare Ltd.	97,824	898
Sporton International, Inc.	400,000	2,279
Stantec, Inc.	3,996,600	107,956
Synergie SA	146,200	3,675
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
TrueBlue, Inc. (a)	700,000	$ 20,146
VSE Corp. (e)	473,200	33,663
		252,906
Road & Rail - 0.5%
Alps Logistics Co. Ltd. (e)	1,638,300	21,642
CSX Corp.	735,300	26,537
Daqin Railway Co. Ltd. (A Shares)	26,000,000	58,557
Hamakyorex Co. Ltd. (e)	718,700	26,790
Higashi Twenty One Co. Ltd.	287,000	897
Hutech Norin Co. Ltd. (e)	992,000	9,077
Roadrunner Transportation Systems, Inc. (a)	571,500	13,985
Sakai Moving Service Co. Ltd. (e)	746,900	23,977
Trancom Co. Ltd. (e)	981,200	46,317
Universal Truckload Services, Inc.	1,116,137	23,707
		251,486
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	1,413,600	18,589
AerCap Holdings NV (a)	423,736	19,780
Goodfellow, Inc. (e)	829,300	6,736
Hanwa Co. Ltd.	618,000	2,555
Houston Wire & Cable Co. (e)	1,199,100	11,320
KS Energy Services Ltd. (a)	15,110,600	4,397
Meiwa Corp.	1,483,600	5,369
Mitani Shoji Co. Ltd.	779,800	16,812
MRC Global, Inc. (a)	1,608,230	23,480
Otec Corp.	142,600	1,043
Parker Corp. (e)	2,548,000	11,842
Richelieu Hardware Ltd. (d)	332,600	17,367
Senshu Electric Co. Ltd. (e)	1,026,500	15,515
Strongco Corp. (a)(e)	974,588	2,044
Tanaka Co. Ltd.	41,900	240
TECHNO ASSOCIE Co. Ltd.	292,600	3,020
Titan Machinery, Inc. (a)(e)	1,102,400	16,150
Totech Corp. (e)	1,023,800	7,201
VM Materiaux SA	70,053	1,902
Willis Lease Finance Corp. (a)	9,580	182
		185,544
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,482,700	8,517
Meiko Transportation Co. Ltd.	951,000	8,088
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - continued
Sinwa Ltd. (e)	23,398,900	$ 4,244
Wesco Aircraft Holdings, Inc. (a)	765,400	12,001
		32,850
TOTAL INDUSTRIALS		3,566,628
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 0.3%
Arris Group, Inc. (a)	219,120	7,379
Bel Fuse, Inc. Class A (e)	228,600	4,686
Black Box Corp. (e)	1,711,640	34,062
ClearOne, Inc.	199,600	2,533
Ixia (a)	1,192,170	14,282
Juniper Networks, Inc.	575,711	15,216
NETGEAR, Inc. (a)(e)	1,996,100	60,422
Tessco Technologies, Inc. (e)	499,800	12,630
		151,210
Electronic Equipment & Components - 3.4%
A&D Co. Ltd. (e)	1,179,100	5,061
AAC Technology Holdings, Inc.	390,000	2,071
Beijer Electronics AB	122,900	935
CDW Corp.	666,600	25,544
DigiTech Systems Co., Ltd. (a)	725,000	0
Dynapack International Technology Corp.	3,200,000	7,784
Elec & Eltek International Co. Ltd.	1,710,600	1,779
Elematec Corp. (e)	1,140,500	28,821
Excel Co. Ltd. (d)(e)	864,800	9,876
Fabrinet (a)	392,400	7,106
Hi-P International Ltd.	20,031,500	9,235
Hon Hai Precision Industry Co. Ltd. (Foxconn)	157,988,000	474,593
Huan Hsin Holdings Ltd. (a)	5,519,400	263
IDIS Holdings Co. Ltd. (e)	800,000	11,587
Image Sensing Systems, Inc. (a)(d)(e)	250,585	677
Ingram Micro, Inc. Class A (a)	360,340	9,066
Insight Enterprises, Inc. (a)	1,015,200	29,055
Intelligent Digital Integrated Security Co. Ltd. (e)	941,210	14,768
INTOPS Co. Ltd. (e)	859,900	16,605
Isra Vision AG (e)	416,200	27,228
Keysight Technologies, Inc. (a)	1,094,600	36,625
Kingboard Chemical Holdings Ltd. (e)	89,877,000	164,202
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Kingboard Laminates Holdings Ltd.	8,554,500	$ 4,404
Kitagawa Industries Co. Ltd.	95,100	1,010
Knowles Corp. (a)(d)	99,500	1,907
Lumax International Corp. Ltd.	1,800,000	3,667
Mesa Laboratories, Inc. (e)	294,700	25,017
Multi-Fineline Electronix, Inc. (a)(e)	1,829,367	42,771
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,462,100	10,559
Neonode, Inc. (a)(d)(e)	3,933,251	15,340
Nippo Ltd. (e)	867,021	2,925
Orbotech Ltd. (a)	950,500	17,061
Pinnacle Technology Holdings Ltd. (a)(e)	9,066,100	8,612
Redington India Ltd. (a)	4,700,000	8,827
ScanSource, Inc. (a)(e)	2,259,300	90,033
Shibaura Electronics Co. Ltd. (e)	739,300	12,672
Sigmatron International, Inc. (a)(e)	246,700	1,991
Simplo Technology Co. Ltd.	9,000,000	44,815
SYNNEX Corp. (e)	3,331,400	254,852
Taitron Components, Inc. Class A (sub. vtg.) (a)	186,300	186
Tomen Devices Corp. (e)	646,300	11,323
Tripod Technology Corp.	600,000	1,175
TTM Technologies, Inc. (a)	1,654,080	15,466
UKC Holdings Corp. (e)	1,492,300	26,447
Universal Security Instruments, Inc. (a)(e)	229,355	1,319
VST Holdings Ltd. (e)	141,899,800	56,024
Wireless Telecom Group, Inc. (a)	477,700	1,065
		1,542,349
Internet Software & Services - 0.2%
Bankrate, Inc. (a)	1,143,140	14,175
Blucora, Inc. (a)	503,860	6,888
DeNA Co. Ltd. (d)	584,900	11,684
Gabia, Inc. (e)	1,255,000	7,072
Liquidity Services, Inc. (a)(d)	487,300	4,561
Melbourne IT Ltd. (e)	7,752,512	8,313
NetGem SA	974,900	2,090
Rentabiliweb Group SA (a)(d)	87,700	604
Softbank Technology Corp.	147,400	1,627
Stamps.com, Inc. (a)	385,400	23,852
UANGEL Corp.	500,000	2,423
Yahoo!, Inc. (a)	144,020	6,130
		89,419
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 4.8%
ALTEN	841,700	$ 41,086
Amdocs Ltd.	7,772,150	428,012
Argo Graphics, Inc.	438,500	6,507
Blackhawk Network Holdings, Inc. (a)	1,958,286	71,889
Calian Technologies Ltd. (e)	740,000	11,347
CGI Group, Inc. Class A (sub. vtg.) (a)	325,000	13,679
Computer Sciences Corp.	4,492,400	289,535
Computer Services, Inc.	268,000	11,444
CSE Global Ltd. (e)	46,659,500	20,276
Data#3 Ltd.	3,216,871	2,240
Dimerco Data System Corp.	600,000	442
eClerx Services Ltd. (a)	1,350,000	33,875
EOH Holdings Ltd. (e)	7,603,500	103,223
EPAM Systems, Inc. (a)	118,000	7,636
Estore Corp.	162,800	1,608
EVERTEC, Inc.	1,137,300	23,576
ExlService Holdings, Inc. (a)	300,504	10,346
Genpact Ltd. (a)	450,000	9,837
Heartland Payment Systems, Inc. (e)	1,860,200	94,684
HIQ International AB	746,300	3,802
Indra Sistemas (d)(e)	15,597,000	183,604
Know IT AB (e)	1,641,500	10,763
Leidos Holdings, Inc.	1,188,200	49,477
Luxoft Holding, Inc. (a)	118,800	6,157
ManTech International Corp. Class A	1,200,000	35,076
Mastek Ltd. (a)(e)	1,650,000	10,047
NCI, Inc. Class A (e)	853,030	8,701
Net 1 UEPS Technologies, Inc. (a)	682,500	9,330
Neustar, Inc. Class A (a)(d)	2,159,307	64,779
Panasonic Information Systems Co. (e)	548,000	19,610
Rolta India Ltd. (a)	2,699,942	4,907
Science Applications International Corp.	641,400	32,134
Societe Pour L'Informatique Industrielle SA (e)	1,901,000	14,969
Softcreate Co. Ltd.	424,300	3,310
Sopra Steria Group	18,172	1,605
The Western Union Co.	20,648,400	418,750
Total System Services, Inc.	298,500	11,809
TravelSky Technology Ltd. (H Shares)	2,937,000	5,714
Unisys Corp. (a)	577,270	12,567
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Vantiv, Inc. (a)	571,600	$ 22,350
Xerox Corp.	9,453,500	108,715
		2,219,418
Semiconductors & Semiconductor Equipment - 0.7%
Alpha & Omega Semiconductor Ltd. (a)(e)	1,980,300	16,219
Axell Corp. (e)	877,400	11,177
Broadcom Corp. Class A	190,160	8,406
Lasertec Corp.	487,300	6,803
Leeno Industrial, Inc.	750,000	32,030
Marvell Technology Group Ltd.	527,630	7,392
Melexis NV (e)	2,864,800	176,859
Miraial Co. Ltd.	206,200	2,500
Nextchip Co. Ltd. (a)(e)	1,070,110	6,676
Phison Electronics Corp.	1,900,000	17,650
Powertech Technology, Inc.	9,000,000	16,692
Telechips, Inc. (e)	1,058,800	7,540
Trio-Tech International (a)(e)	272,900	767
Varitronix International Ltd.	8,287,000	6,608
Y.A.C. Co., Ltd.	439,300	2,542
		319,861
Software - 5.7%
Activision Blizzard, Inc.	264,960	6,045
AdaptIT Holdings Ltd.	3,015,500	2,454
ANSYS, Inc. (a)(e)	4,752,300	407,937
Autodesk, Inc. (a)	143,220	8,139
AVG Technologies NV (a)	437,000	10,453
Axway Software SA	47,600	1,068
BroadSoft, Inc. (a)	21,515	681
Cybernet Systems Co. Ltd. (d)	1,443,300	5,791
Ebix, Inc. (d)(e)	3,388,278	92,466
Geodesic Ltd. (a)(e)	4,873,000	0
ICT Automatisering NV (e)	803,100	6,353
IGE + XAO SA	38,000	2,817
InfoVine Co. Ltd. (e)	175,000	4,468
init innovation in traffic systems AG	39,544	1,042
Jorudan Co. Ltd. (e)	499,100	3,543
King Digital Entertainment PLC (d)	293,000	4,647
KPIT Cummins Infosystems Ltd. (a)	9,000,000	14,885
KSK Co., Ltd. (e)	609,500	4,060
Micro Focus International PLC	362,143	6,970
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	25,490,000	$ 1,239,834
NIIT Technologies Ltd. (a)	2,018,000	11,141
Nuance Communications, Inc. (a)	675,740	10,359
Nucleus Software Exports Ltd. (e)	2,200,000	6,851
Oracle Corp.	12,590,520	549,198
Parametric Technology Corp. (a)	831,528	31,881
Pro-Ship, Inc.	144,700	3,033
Reckon Ltd. (d)	98,687	159
Rovi Corp. (a)	316,700	5,862
RS Software (India) Ltd.	600,000	1,594
Software AG (Bearer)	3,411,800	98,495
Sword Group (e)	576,370	14,579
Symantec Corp.	579,960	14,456
Synopsys, Inc. (a)	333,500	15,634
Vitec Software Group AB	199,600	4,972
Zensar Technologies Ltd. (a)	800,000	8,794
		2,600,661
Technology Hardware, Storage & Peripherals - 4.8%
Avid Technology, Inc. (a)	747,700	12,105
Compal Electronics, Inc.	74,000,000	67,655
EMC Corp.	526,230	14,161
Hewlett-Packard Co.	6,223,100	205,176
Lexmark International, Inc. Class A	1,852,100	82,215
Logitech International SA (Reg.) (d)	3,207,350	48,150
NCR Corp. (a)	152,230	4,177
QLogic Corp. (a)	858,066	12,614
Quantum Corp. (a)	6,409,300	12,883
Seagate Technology LLC (e)	28,513,200	1,674,295
Silicon Graphics International Corp. (a)	899,450	7,295
Super Micro Computer, Inc. (a)	945,300	27,196
TPV Technology Ltd.	79,836,000	19,571
		2,187,493
TOTAL INFORMATION TECHNOLOGY		9,110,411
MATERIALS - 2.6%
Chemicals - 1.8%
Aditya Birla Chemicals India Ltd. (e)	2,300,000	7,760
American Vanguard Corp. (d)	148,100	1,616
C. Uyemura & Co. Ltd. (e)	500,000	24,780
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Chase Corp. (e)	864,400	$ 30,954
Core Molding Technologies, Inc. (a)(e)	390,100	8,535
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	7,569,000	15,800
Deepak Nitrite Ltd.	5,000,000	5,429
EcoGreen Fine Chemical Group Ltd. (e)	43,560,000	13,994
FMC Corp.	2,851,300	169,111
Fujikura Kasei Co., Ltd. (e)	3,109,700	14,489
Fuso Chemical Co. Ltd.	1,284,700	15,022
Gujarat Narmada Valley Fertilizers Co. (a)(e)	13,541,878	14,864
Gujarat State Fertilizers & Chemicals Ltd. (a)(e)	31,500,000	37,945
Honshu Chemical Industry Co. Ltd. (e)	904,000	8,076
Huabao International Holdings Ltd.	4,935,000	5,559
Innospec, Inc.	825,100	36,057
Intrepid Potash, Inc. (a)	873,682	10,947
KPC Holdings Corp.	43,478	2,721
KPX Chemical Co. Ltd.	163,083	9,266
KPX Green Chemical Co. Ltd.	369,165	1,947
Kraton Performance Polymers, Inc. (a)	275,000	6,199
Miwon Chemicals Co. Ltd.	55,095	2,087
Miwon Commercial Co. Ltd. (a)	13,819	2,226
Muto Seiko Co. Ltd.	285,100	1,395
Nano Chem Tech, Inc.	125,000	381
Nuplex Industries Ltd.	4,738,158	12,151
OM Group, Inc.	225,000	6,759
PolyOne Corp.	328,600	12,832
RPM International, Inc.	150,000	7,131
SK Kaken Co. Ltd.	370,000	32,250
Soda Aromatic Co. Ltd.	286,200	2,623
Soken Chemical & Engineer Co. Ltd. (e)	765,000	8,053
T&K Toka Co. Ltd. (e)	779,700	15,913
Thai Carbon Black PCL (For. Reg.) (a)	13,160,000	10,083
Thai Rayon PCL:
unit	98,200	77
(For. Reg.)	3,119,300	2,461
Tronox Ltd. Class A	737,257	15,446
UPL Ltd.	1,000,000	7,721
Yara International ASA	4,326,200	221,664
Yip's Chemical Holdings Ltd. (e)	29,468,000	17,946
		820,270
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	808,600	$ 4,624
Mitani Sekisan Co. Ltd. (e)	1,706,000	26,084
Titan Cement Co. SA (Reg.)	731,100	18,439
		49,147
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	2,188,600	1,197
Ball Corp.	237,978	17,470
Chuoh Pack Industry Co. Ltd. (e)	485,000	5,519
Kohsoku Corp. (e)	1,993,500	15,038
Samhwa Crown & Closure Co. Ltd.	50,000	2,149
Sealed Air Corp.	476,300	21,719
Silgan Holdings, Inc.	855,500	46,086
Sonoco Products Co.	365,433	16,331
Starlite Holdings Ltd.	2,852,000	265
The Pack Corp. (e)	1,891,500	41,261
		167,035
Metals & Mining - 0.3%
Alconix Corp. (e)	1,214,700	18,987
Blue Earth Refineries, Inc. (a)	262,009	0
Chubu Steel Plate Co. Ltd.	475,200	2,013
Compania de Minas Buenaventura SA sponsored ADR	2,588,100	28,935
Freeport-McMoRan, Inc.	488,975	11,378
Hill & Smith Holdings PLC	2,047,000	21,713
Korea Steel Shapes Co. Ltd.	9,000	249
Orosur Mining, Inc. (a)	3,411,800	410
Orvana Minerals Corp. (a)	877,328	255
Pacific Metals Co. Ltd. (a)	4,371,000	13,294
Sherritt International Corp.	1,520,700	3,151
Tohoku Steel Co. Ltd. (e)	717,800	8,477
Tokyo Kohtetsu Co. Ltd. (e)	1,364,700	4,687
Tokyo Tekko Co. Ltd. (e)	4,371,000	18,079
Webco Industries, Inc. (a)	8,735	505
		132,133
Paper & Forest Products - 0.0%
Cardinal Co. Ltd. (d)	73,200	508
Stella-Jones, Inc. (a)	600,000	21,628
		22,136
TOTAL MATERIALS		1,190,721
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
APT Satellite Holdings Ltd.	982,000	$ 1,541
Asia Satellite Telecommunications Holdings Ltd.	391,000	1,382
Inteliquent, Inc.	100,000	1,901
		4,824
UTILITIES - 0.4%
Electric Utilities - 0.1%
Exelon Corp.	1,293,600	44,008
Gas Utilities - 0.2%
GAIL India Ltd. (a)	6,500,000	36,853
Hokuriku Gas Co.	1,755,000	4,193
K&O Energy Group, Inc.	616,000	7,723
Keiyo Gas Co. Ltd.	593,000	2,927
KyungDong City Gas Co. Ltd.	153,670	16,978
Kyungnam Energy Co. Ltd.	200,000	1,374
Star Gas Partners LP	168,814	1,266
		71,314
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp. Bhd (e)	22,630,800	15,564
Multi-Utilities - 0.1%
CMS Energy Corp.	800,180	27,150
Water Utilities - 0.0%
Manila Water Co., Inc.	5,930,100	3,290
TOTAL UTILITIES		161,326
TOTAL COMMON STOCKS (Cost $21,523,058)		41,475,846
Nonconvertible Preferred Stocks - 0.0%

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,262
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,949,600	19,357
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,867)		20,619
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8% 9/30/19 (Cost $22,359)	$ 13,523	$ 6,119
Money Market Funds - 10.7%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	4,279,076,275	4,279,076
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	636,408,580	636,409
TOTAL MONEY MARKET FUNDS (Cost $4,915,485)		4,915,485
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $26,477,769)		46,418,069
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(572,047)
NET ASSETS - 100%		$ 45,846,022
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,369
Fidelity Securities Lending Cash Central Fund	11,793
Total	$ 17,162
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 5,682	$ 499	$ 106	$ 107	$ 5,061
Aalberts Industries NV	281,757	-	5,552	3,822	279,942
Abbey PLC	30,448	-	684	268	26,605
Abercrombie & Fitch Co. Class A	289,830	-	4,410	4,385	162,148
Accell Group NV	43,386	-	820	1,297	42,964
Aditya Birla Chemicals India Ltd.	7,838	-	172	58	7,760
AECOM Technology Corp.	258,543	46,827	35,406	-	273,525
Aeropostale, Inc.	27,148	-	301	-	24,972
Air T, Inc.	2,753	-	96	-	4,750
AJIS Co. Ltd.	8,540	-	175	175	8,970
Akka Technologies SA	41,030	-	828	-	39,476
Albemarle & Bond Holdings PLC	356	-	-	-	-
Alconix Corp.	18,564	94	399	348	18,987
Almost Family, Inc.	21,317	-	619	-	38,533
Alpha & Omega Semiconductor Ltd.	22,652	-	4,600	-	16,219
Alps Logistics Co. Ltd.	17,922	-	420	526	21,642
Ambassadors Group, Inc.	7,390	-	99	-	4,829
Amdocs Ltd.	361,958	-	10,458	3,788	-
ANSYS, Inc.	373,459	-	8,378	-	407,937
April	60,280	-	840	-	37,453
Ark Restaurants Corp.	4,456	-	103	155	5,013
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Arts Optical International Holdings Ltd.	$ 10,016	$ -	$ 273	$ 161	$ 13,081
ASL Marine Holdings Ltd.	16,853	823	254	245	10,227
Assurant, Inc.	322,933	-	6,936	4,095	306,685
ASTI Corp.	2,661	-	117	19	2,395
Atlas Air Worldwide Holdings, Inc.	69,191	2,370	1,898	-	99,971
Atwood Oceanics, Inc.	-	132,427	771	1,175	146,872
Axell Corp.	14,165	-	249	383	11,177
Axis Capital Holdings Ltd.	325,726	-	14,788	6,314	377,654
AZZ, Inc.	63,553	-	1,331	647	66,143
Barratt Developments PLC	481,338	-	11,718	15,019	634,147
Bel Fuse, Inc. Class A	5,387	-	106	42	4,686
Belc Co. Ltd.	56,050	-	2,329	733	56,656
Belluna Co. Ltd.	48,790	-	930	982	47,544
Best Buy Co., Inc.	1,021,017	139	77,873	37,175	1,115,276
Black Box Corp.	36,191	-	818	519	34,062
BMTC Group, Inc. Class A (sub. vtg.)	67,542	-	1,532	981	72,772
Buffalo Co. Ltd.	290	517	12	16	782
C. Uyemura & Co. Ltd.	34,020	-	6,222	415	24,780
Cal Dive International, Inc.	6,403	-	22	-	89
Calian Technologies Ltd.	14,688	-	246	465	11,347
Carbo Ceramics, Inc.	-	75,231	428	506	99,606
Career Education Corp.	33,337	-	5,463	-	22,806
Cash Converters International Ltd.	24,558	415	432	791	-
Centrus Energy Corp. Class A	-	8,493	2,306	-	-
Chase Corp.	29,652	137	684	528	30,954
Chuoh Pack Industry Co. Ltd.	6,250	-	112	155	5,519
Cinderella Media Group Ltd.	2,725	472	75	258	4,683
Civeo Corp.	127,754	32,891	10,040	1,427	46,081
Clip Corp.	3,253	-	63	118	2,858
Codorus Valley Bancorp, Inc.	9,462	677	215	184	10,376
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Core Molding Technologies, Inc.	$ 5,277	$ -	$ 118	$ -	$ 8,535
Cosmos Pharmaceutical Corp.	220,093	-	43,847	375	201,950
CRA International, Inc.	23,464	-	25,091	-	-
Create SD Holdings Co. Ltd.	78,557	-	1,600	492	92,180
CSE Global Ltd.	27,687	-	466	997	20,276
Cybernet Systems Co. Ltd.	7,278	-	2,699	95	-
Daewon Pharmaceutical Co. Ltd.	17,803	-	548	182	28,386
Daiichi Kensetsu Corp.	28,865	-	524	361	22,220
DCC PLC (United Kingdom)	455,343	-	11,692	3,537	493,355
Deepak Fertilisers and Petrochemicals Corp. Ltd.	20,290	-	-	-	15,800
Deepak Nitrite Ltd.	7,934	-	1,268	-	-
Divestco, Inc.	514	-	5	-	-
Dong Suh Companies, Inc.	98,054	302	3,493	2,389	157,198
DongKook Pharmaceutical Co. Ltd.	23,113	-	1,963	170	33,252
Doshisha Co. Ltd.	36,672	-	6,466	562	-
DVx, Inc.	7,461	-	157	97	7,284
Ebix, Inc.	32,550	17,575	1,394	646	92,466
EcoGreen Fine Chemical Group Ltd.	13,710	181	260	112	13,994
Educational Development Corp.	1,803	-	34	89	1,556
Elematec Corp.	21,667	-	545	676	28,821
Endurance Specialty Holdings Ltd.	133,500	-	3,147	2,579	149,217
EOH Holdings Ltd.	68,225	-	1,702	721	103,223
Excel Co. Ltd.	17,995	-	239	235	9,876
Farstad Shipping ASA	56,831	-	511	-	15,099
First Juken Co. Ltd.	21,501	-	386	475	19,004
Folli Follie SA	175,629	-	-	4,027	123,709
Food Empire Holdings Ltd.	15,401	-	264	-	9,994
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Fresh Del Monte Produce, Inc.	$ 183,119	$ -	$ 4,443	$ 2,279	$ 221,148
Fuji Kosan Co. Ltd.	4,721	-	83	89	3,643
Fuji Oil Co. Ltd.	18,497	-	4,902	-	13,832
Fujikura Kasei Co., Ltd.	16,414	-	324	348	14,489
Fursys, Inc.	30,525	-	-	504	29,635
Fyffes PLC (Ireland)	40,978	-	748	787	38,121
Gabia, Inc.	6,631	-	537	20	7,072
GameStop Corp. Class A	244,471	75,001	8,520	6,651	302,739
Gencor Industries, Inc.	4,833	-	91	-	4,112
Genky Stores, Inc.	9,170	-	307	53	20,126
Genworth Financial, Inc. Class A	287,527	39,976	4,645	-	222,123
Genworth MI Canada, Inc.	173,311	-	6,107	5,435	-
Geodesic Ltd.	141	-	-	-	-
Geospace Technologies Corp.	-	32,388	243	-	28,257
Geumhwa PSC Co. Ltd.	13,551	-	-	222	14,528
Gildan Activewear, Inc.	416,798	-	18,256	2,201	431,147
Glentel, Inc.	21,636	-	1,857	216	43,518
Global Brass & Copper Holdings, Inc.	17,018	2,680	333	133	19,745
Goodfellow, Inc.	7,612	-	141	159	6,736
Green Dot Corp. Class A	35,823	4,060	3,337	-	-
Greggs PLC	85,359	-	64,840	2,563	98,483
Guess?, Inc.	220,700	1,360	14,094	5,682	143,045
Gujarat Narmada Valley Fertilizers Co.	17,956	2,627	-	678	14,864
Gujarat State Fertilizers & Chemicals Ltd.	39,198	849	-	-	37,945
Gulfmark Offshore, Inc. Class A	-	66,448	712	363	39,340
Gulliver International Co. Ltd.	52,416	-	48,562	458	-
Halows Co. Ltd.	17,545	-	392	188	22,526
Hamakyorex Co. Ltd.	22,785	-	503	252	26,790
Hampshire Group Ltd.	3,215	-	36	-	293
Handsome Co. Ltd.	64,893	-	-	554	79,840
Hanger, Inc.	3,076	45,490	906	-	47,135
Hankook Shell Oil Co. Ltd.	32,938	-	1,067	838	29,691
Hanwha Galleria Timeworld Co. Ltd.	15,301	-	-	259	18,678
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Heartland Payment Systems, Inc.	$ 92,227	$ -	$ 4,033	$ 512	$ 94,684
Helen of Troy Ltd.	148,105	-	4,639	-	235,916
Hiday Hidaka Corp.	33,700	-	1,356	426	41,683
Honshu Chemical Industry Co. Ltd.	7,278	-	161	185	8,076
Hoshiiryou Sanki Co. Ltd.	10,695	-	182	109	8,829
Houston Wire & Cable Co.	14,709	-	298	438	11,320
HTL International Holdings Ltd.	6,374	-	120	225	5,312
Hurco Companies, Inc.	20,014	-	3,008	125	17,416
Hutech Norin Co. Ltd.	10,027	-	187	222	9,077
Huvitz Co. Ltd.	12,665	-	-	76	17,361
Hwacheon Machine Tool Co. Ltd.	13,316	-	-	250	15,026
Hyster-Yale Materials Handling Class B	24,831	-	-	256	-
I-Sheng Electric Wire & Cable Co. Ltd.	17,949	-	-	-	18,754
IA Group Corp.	6,654	-	130	159	5,486
ICT Automatisering NV	5,754	-	310	-	6,353
IDIS Holdings Co. Ltd.	10,574	-	-	61	11,587
Ihara Science Corp.	9,965	334	189	171	8,789
Il Dong Holdings Co. Ltd.	33,888	-	5,829	349	38,579
Image Sensing Systems, Inc.	902	-	893	-	677
Indra Sistemas	246,916	-	3,589	-	183,604
InfoVine Co. Ltd.	4,567	-	-	-	4,468
Intage Holdings, Inc.	28,886	-	1,095	435	33,915
Intelligent Digital Integrated Security Co. Ltd.	14,181	-	-	214	14,768
INTOPS Co. Ltd.	15,300	-	-	98	16,605
INZI Controls Co. Ltd.	7,865	-	-	115	8,417
Isewan Terminal Service Co. Ltd.	9,659	112	355	250	8,517
Isra Vision AG	26,613	-	551	150	27,228
Jaya Holdings Ltd.	3,588	-	43	-	2,735
Jeil Pharmaceutical Co.	41,772	-	10,436	63	32,949
JLM Couture, Inc.	480	-	10	-	496
Jorudan Co. Ltd.	3,396	-	71	54	3,543
Jumbo SA	171,244	-	2,658	4,565	114,780
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Kingboard Chemical Holdings Ltd.	$ 192,634	$ -	$ 3,473	$ 2,369	$ 164,202
Knoll, Inc.	50,211	-	43,091	941	-
Know IT AB	14,765	-	242	544	10,763
Kohsoku Corp.	18,643	-	332	358	15,038
Kondotec, Inc.	11,235	324	242	268	11,082
Korea Electric Terminal Co. Ltd.	30,276	-	-	159	47,572
KSK Co., Ltd.	4,659	-	90	116	4,060
Kwang Dong Pharmaceutical Co. Ltd.	28,744	-	-	188	47,632
Kyeryong Construction Industrial Co. Ltd.	14,021	-	-	-	10,073
Kyoto Kimono Yuzen Co. Ltd.	15,644	-	559	502	13,135
Kyowakogyosyo Co. Ltd.	2,650	-	38	41	2,158
LCNB Corp.	11,296	-	216	354	11,449
Leeno Industrial, Inc.	29,484	-	3,635	411	-
LHC Group, Inc.	43,196	-	1,493	-	57,352
Liquidity Services, Inc.	21,496	-	9,039	-	-
Majestic Wine PLC	11,599	19,797	327	126	23,289
Maruzen Co. Ltd.	17,696	-	357	300	15,687
Mastek Ltd.	6,384	-	2,503	49	10,047
Mega First Corp. Bhd	16,087	-	21	211	15,564
Melbourne IT Ltd.	11,855	-	217	299	8,313
Melcor Real Estate Investment Trust	7,956	-	5,328	230	-
Melexis NV	138,271	-	6,231	3,218	176,859
Mesa Laboratories, Inc.	23,017	-	465	140	25,017
Metro, Inc. Class A (sub. vtg.)	683,831	-	28,969	7,182	874,463
Michang Oil Industrial Co. Ltd.	12,084	-	-	237	13,029
Miroku Corp.	2,570	-	56	52	2,215
Mitani Sekisan Co. Ltd.	26,116	-	599	217	26,084
Mitie Group PLC	116,293	-	2,060	1,826	97,012
Motonic Corp.	47,265	-	-	616	38,471
Mr. Bricolage SA	19,662	-	358	-	14,173
Muhak Co. Ltd.	91,496	-	-	102	92,732
Multi-Fineline Electronix, Inc.	23,457	-	10,982	-	42,771
Murakami Corp.	11,394	809	284	127	15,050
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Muramoto Electronic Thailand PCL (For. Reg.)	$ 9,776	$ -	$ 215	$ 365	$ 10,559
Nac Co. Ltd.	16,765	-	235	361	10,071
Nadex Co. Ltd.	5,729	-	125	115	7,512
Nafco Co. Ltd.	38,984	-	674	675	32,156
Nakayamafuku Co. Ltd.	8,185	968	171	253	8,433
NCI, Inc. Class A	7,824	-	200	103	8,701
ND Software Co. Ltd.	14,791	32	298	157	16,185
Neonode, Inc.	-	7,687	392	-	15,340
NETGEAR, Inc.	77,282	-	15,526	-	60,422
Next PLC	1,843,594	-	51,486	38,252	1,759,706
Nextchip Co. Ltd.	2,932	-	-	-	6,676
NICE Total Cash Management Co., Ltd.	6,502	-	-	109	7,076
Nippo Ltd.	3,637	-	64	99	2,925
Nippon Rietec Co. Ltd.	8,888	1,591	212	92	9,440
Nishimatsuya Chain Co. Ltd.	37,519	-	15,040	710	-
North Valley Bancorp	8,681	-	31	-	-
Northrim Bancorp, Inc.	11,905	-	11,081	174	-
Norwood Financial Corp.	3,924	1,960	103	158	5,945
Nucleus Software Exports Ltd.	7,468	-	-	-	6,851
Nutraceutical International Corp.	25,624	-	487	-	21,195
OFG Bancorp	39,972	-	327	649	34,990
OM Group, Inc.	54,889	-	50,880	405	-
P&F Industries, Inc. Class A	2,962	-	59	-	2,341
Pacific Premier Bancorp, Inc.	13,189	-	440	-	-
Pal Co. Ltd.	43,884	-	7,052	656	41,636
Panasonic Information Systems Co.	16,217	-	2,201	314	19,610
Parker Corp.	10,561	14	243	122	11,842
Pelion SA	14,467	-	702	285	14,406
Pinnacle Technology Holdings Ltd.	11,606	-	195	-	8,612
Piolax, Inc.	37,494	-	879	417	42,113
Prim SA	14,023	-	274	90	14,532
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Qol Co. Ltd.	$ 11,928	$ 237	$ 847	$ 316	$ 17,260
Relo Holdings Corp.	92,610	-	3,908	1,237	107,914
RenaissanceRe Holdings Ltd.	294,359	-	6,234	2,627	301,997
Rocky Mountain Chocolate Factory, Inc.	6,174	-	801	163	5,448
Ruby Tuesday, Inc.	31,434	-	10,156	-	28,379
S&T Holdings Co. Ltd.	13,996	-	-	121	22,114
Safeway, Inc.	489,018	74,344	570,236	7,214	-
Sakai Moving Service Co. Ltd.	28,310	-	500	414	23,977
Samsung Climate Control Co. Ltd.	4,792	-	-	30	5,593
Sanei Architecture Planning Co. Ltd.	12,065	-	233	240	11,047
Sarantis SA	24,399	-	420	-	20,205
ScanSource, Inc.	71,308	10,672	1,836	-	90,033
Seagate Technology LLC	1,706,620	-	37,008	59,067	1,674,295
Select Harvests Ltd.	25,659	417	1,058	890	36,443
Senshu Electric Co. Ltd.	15,708	-	327	295	15,515
Servotronics, Inc.	1,053	-	22	-	1,031
Sewon Precision Industries Co. Ltd.	14,512	-	-	-	14,205
Shibaura Electronics Co. Ltd.	15,062	-	299	280	12,672
Shinsegae Engineering & Construction Co. Ltd.	4,744	-	5,596	-	-
ShoLodge, Inc.	2	-	2	-	-
Sigmatron International, Inc.	2,230	448	127	-	1,991
Sinwa Ltd.	4,865	95	90	328	4,244
SJM Co. Ltd.	11,967	95	-	194	9,248
SJM Holdings Co. Ltd.	6,085	-	-	202	7,401
Societe Pour L'Informatique Industrielle SA	18,979	-	342	169	14,969
Soken Chemical & Engineer Co. Ltd.	8,865	-	163	203	8,053
Sonic Corp.	83,339	-	99,766	238	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Span-America Medical System, Inc.	$ 5,472	$ -	$ 109	$ 404	$ 5,359
Sportscene Group, Inc. Class A	3,027	-	53	-	2,115
Stanley Furniture Co., Inc.	2,988	-	928	-	2,327
Steiner Leisure Ltd.	61,992	-	8,876	-	65,052
Step Co. Ltd.	9,870	-	196	237	10,220
Sterling Construction Co., Inc.	15,563	769	236	-	7,978
Strattec Security Corp.	13,458	-	4,739	66	-
Strongco Corp.	3,296	-	48	-	2,044
Sun Hing Vision Group Holdings Ltd.	7,647	-	165	628	7,926
Sunjin Co. Ltd.	29,546	-	-	62	22,510
Super Micro Computer, Inc.	58,812	4,334	46,499	-	-
Swift Energy Co.	48,193	-	424	-	12,895
Sword Group	14,347	-	274	-	14,579
SYNNEX Corp.	219,474	-	5,221	1,262	254,852
T&K Toka Co. Ltd.	16,827	-	338	216	15,913
Techno Smart Corp.	5,246	-	87	66	3,972
Telechips, Inc.	4,533	-	-	56	7,540
Tessco Technologies, Inc.	15,558	-	273	304	12,630
The Monogatari Corp.	15,496	-	346	97	17,111
The Pack Corp.	38,239	-	793	358	41,261
Titan Machinery, Inc.	16,490	17	317	-	16,150
TKH Group NV unit	65,799	-	8,439	-	-
Tocalo Co. Ltd.	15,754	-	345	429	17,730
Tohoku Steel Co. Ltd.	9,460	-	184	80	8,477
Token Corp.	44,843	-	889	646	48,120
Tokyo Kisen Co. Ltd.	5,487	-	105	108	5,080
Tokyo Kohtetsu Co. Ltd.	5,646	-	102	109	4,687
Tokyo Tekko Co. Ltd.	23,726	-	426	339	18,079
Tomen Devices Corp.	11,462	-	220	196	11,323
Tomen Electronics Corp.	23,083	-	169	-	-
Total Energy Services, Inc.	48,493	-	917	312	30,106
Totech Corp.	7,537	190	153	161	7,201
TOW Co. Ltd.	7,918	-	176	136	9,625
Trancom Co. Ltd.	39,830	-	865	517	46,317
Trio-Tech International	1,032	-	19	-	767
Triple-S Management Corp.	41,913	-	1,128	-	44,440
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Tsukui Corp.	$ 21,377	$ 2,556	$ 434	$ 193	$ 19,187
UANGEL Corp.	2,764	-	1,162	57	-
UKC Holdings Corp.	23,792	-	502	477	26,447
Uni-Select, Inc.	50,376	-	4,029	632	64,168
Unit Corp.	214,459	52,975	3,237	-	172,737
United Stationers, Inc.	91,070	-	3,396	980	92,450
Universal Security Instruments, Inc.	857	-	28	-	1,319
Unum Group	571,080	98,368	13,329	9,401	655,616
Utah Medical Products, Inc.	21,459	-	506	311	21,774
VSE Corp.	30,705	-	3,279	102	33,663
VST Holdings Ltd.	37,074	-	1,043	-	56,024
W&T Offshore, Inc.	65,425	9,424	862	988	38,773
Watts Co. Ltd.	13,030	-	210	199	10,562
Weight Watchers International, Inc.	100,767	1,782	1,863	-	39,615
Whanin Pharmaceutical Co. Ltd.	27,350	-	2,616	332	35,013
WIN-Partners Co. Ltd.	17,424	-	396	418	17,687
Workman Co. Ltd.	70,306	-	1,469	923	73,479
YBM Sisa.com, Inc.	3,758	-	186	143	3,259
Yip's Chemical Holdings Ltd.	19,617	-	393	388	17,946
Youngone Holdings Co. Ltd.	70,566	-	3,168	352	85,069
Yusen Logistics Co. Ltd.	43,703	-	1,416	557	44,717
Yutaka Giken Co. Ltd.	32,940	-	649	450	31,188
Total	$ 19,141,883	$ 881,300	$ 1,706,259	$ 311,203	$ 18,133,641

* Includes the value of securities delivered through in-kind transactions, if applicable.

Quarterly Report

Investments (Unaudited) - continued

Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,838,400	$ 7,652,388	$ 4,185,848	$ 164
Consumer Staples	3,316,244	2,123,994	1,189,357	2,893
Energy	1,884,424	1,391,655	492,769	-
Financials	5,399,303	4,451,763	946,581	959
Health Care	5,004,827	4,563,788	441,039	-
Industrials	3,566,628	1,921,672	1,644,956	-
Information Technology	9,110,411	8,280,490	829,921	-
Materials	1,210,078	652,108	557,721	249
Telecommunication Services	4,824	4,824	-	-
Utilities	161,326	146,483	14,843	-
Corporate Bonds	6,119	-	6,119	-
Money Market Funds	4,915,485	4,915,485	-	-
Total Investments in Securities:	$ 46,418,069	$ 36,104,650	$ 10,309,154	$ 4,265

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 6,325,400
Level 2 to Level 1	$ 3,009,995
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $26,670,500,000. Net unrealized appreciation aggregated $19,747,569,000, of which $21,997,655,000 related to appreciated investment securities and $2,250,086,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments April 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity® Series Intrinsic
Opportunities Fund

April 30, 2015

1.951016.102

O2T-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 25.4%
Auto Components - 3.3%
Cooper Tire & Rubber Co.	300,000	$ 12,747,000
G-Tekt Corp. (f)	2,250,000	21,642,731
Harada Industries Co. Ltd.	200,000	471,489
Hyundai Mobis	375,000	82,338,387
IJT Technology Holdings Co. Ltd.	1,100,000	4,932,683
INFAC Corp.	100,000	740,871
Kinugawa Rubber Industrial Co. Ltd.	550,000	2,529,251
Piolax, Inc.	308,000	13,646,319
Seoyeon Co. Ltd.	685,725	9,963,324
Seoyon Co. Ltd.	314,275	3,778,501
TBK Co. Ltd. (f)	1,800,000	9,736,653
TPR Co. Ltd.	650,000	17,051,250
Yorozu Corp. (e)(f)	1,500,000	30,641,321
		210,219,780
Automobiles - 0.3%
Audi AG	21,000	17,575,484
Distributors - 0.7%
Chori Co. Ltd.	1,250,000	19,804,006
Doshisha Co. Ltd.	500,000	7,500,729
Nakayamafuku Co. Ltd.	150,000	1,095,622
Uni-Select, Inc.	350,000	12,184,003
Yagi & Co. Ltd.	300,000	4,014,221
		44,598,581
Diversified Consumer Services - 0.9%
Heian Ceremony Service Co. Ltd. (e)	100,000	614,851
ITT Educational Services, Inc. (a)(e)	525,000	2,772,000
Lincoln Educational Services Corp.	25,000	55,000
MegaStudy Co. Ltd. (f)	572,000	35,899,026
Step Co. Ltd.	217,000	1,794,840
Tsukada Global Holdings, Inc. (e)	1,050,000	7,145,243
Weight Watchers International, Inc. (a)(e)	1,150,000	9,832,500
		58,113,460
Hotels, Restaurants & Leisure - 0.8%
Brazil Fast Food Corp. (a)	5,000	90,250
Fairwood Holdings Ltd.	1,000,000	2,709,485
Hiday Hidaka Corp.	180,000	4,375,753
Hiramatsu, Inc.	25,000	132,158
Koshidaka Holdings Co. Ltd.	350,000	7,245,095
Kura Corp. Ltd. (e)	150,000	5,784,945
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ohsho Food Service Corp. (e)	350,000	$ 12,434,297
Toridoll.corporation (e)	1,250,000	17,563,812
		50,335,795
Household Durables - 1.5%
Ace Bed Co. Ltd.	40,029	5,102,526
Desarrolladora Homex S.A.B. de CV sponsored ADR (a)	1,100,000	242,000
FJ Next Co. Ltd. (e)	1,050,000	4,736,472
Fuji Corp. Ltd. (e)	50,000	277,358
Helen of Troy Ltd. (a)	710,400	62,238,144
Iida Group Holdings Co. Ltd.	600,000	8,053,018
Q.E.P. Co., Inc. (a)	34,998	565,218
SABAF SpA	400,000	5,537,020
Sanei Architecture Planning Co. Ltd.	660,000	5,250,821
Sanyo Housing Nagoya Co. Ltd.	700,000	7,126,003
		99,128,580
Internet & Catalog Retail - 0.0%
N Brown Group PLC	100,000	524,983
Trade Maine Group Ltd.	50,000	145,781
		670,764
Leisure Products - 0.2%
Accell Group NV	701,944	13,124,181
Daikoku Denki Co. Ltd.	15,000	227,398
		13,351,579
Media - 0.8%
Alpha Co. Ltd.	25,000	42,059
Avex Group Holdings, Inc.	10,000	154,337
Crown Media Holdings, Inc. Class A (a)	50,000	187,500
Daiichikosho Co. Ltd.	5,000	161,259
Gendai Agency, Inc. (f)	850,000	4,897,213
Hyundai HCN	400,000	1,975,657
Ipsos SA	10,000	294,995
ITE Group PLC	200,000	574,274
Pico Far East Holdings Ltd.	8,000,000	2,322,416
Proto Corp. (e)	125,000	1,823,057
Starz Series A (a)	700,000	27,531,000
Television Broadcasts Ltd.	1,000,000	6,522,118
Tribune Media Co. Class A	25,000	1,401,750
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Tribune Publishing Co.	6,250	$ 109,813
Weborama (a)	10,000	78,095
		48,075,543
Multiline Retail - 0.8%
Grazziotin SA	35,900	188,380
Gwangju Shinsegae Co. Ltd. (f)	90,818	26,433,180
Hanwha Galleria Timeworld Co. Ltd.	258,990	14,186,490
Macy's, Inc.	5,000	323,150
Treasure Factory Co. Ltd.	250,000	6,858,079
Watts Co. Ltd.	448,800	3,574,670
		51,563,949
Specialty Retail - 14.3%
Adastria Holdings Co. Ltd. (e)	750,000	22,752,634
Arc Land Sakamoto Co. Ltd.	200,000	4,824,193
Asahi Co. Ltd.	40,000	353,331
AT-Group Co. Ltd.	430,000	8,830,223
Bed Bath & Beyond, Inc. (a)	1,775,000	125,066,500
Best Buy Co., Inc.	5,900,000	204,435,000
DCM Japan Holdings Co. Ltd.	5,000	41,698
Folli Follie SA	325,000	9,799,963
Formosa Optical Technology Co. Ltd.	100,000	277,868
Fuji Corp. (f)	595,990	9,509,171
Guess?, Inc. (e)	3,300,000	60,423,000
Handsman Co. Ltd.	250,000	5,980,438
Hour Glass Ltd.	7,779,400	4,585,801
IA Group Corp.	112,000	740,322
JB Hi-Fi Ltd. (e)	400,000	6,201,019
John David Group PLC	7,168,000	62,895,488
Jumbo SA	1,750,000	17,967,944
K's Denki Corp. (e)	1,300,000	43,406,691
Ku Holdings Co. Ltd. (e)	500,000	2,913,156
Mandarake, Inc. (e)	180,000	1,063,930
Mr. Bricolage SA	311,600	4,473,196
Nafco Co. Ltd.	640,400	9,261,327
Nitori Holdings Co. Ltd.	2,550,000	196,118,129
Nojima Co. Ltd.	25,000	488,329
Oriental Watch Holdings Ltd.	6,000,000	1,091,535
Outerwall, Inc. (e)	25,000	1,660,750
Padini Holdings Bhd	500,000	196,491
Party City Holdco, Inc.	25,000	519,750
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
RIGHT ON Co. Ltd.	25,000	$ 194,011
RONA, Inc.	1,000,000	13,162,039
Sacs Bar Holdings, Inc.	30,000	535,846
Samse SA	35,000	4,174,272
Shimamura Co. Ltd.	5,000	498,374
Silvano Fashion Group A/S	9,800	16,824
Staples, Inc.	5,650,000	92,208,000
Super Cheap Auto Group Ltd.	200,000	1,563,708
Tokatsu Holdings Co. Ltd.	150,000	444,978
Truworths International Ltd.	10,000	72,897
United Arrows Ltd.	5,000	153,863
		918,902,689
Textiles, Apparel & Luxury Goods - 1.8%
Belle International Holdings Ltd.	100,000	128,636
Best Pacific International Holdings Ltd.	1,500,000	677,371
Coach, Inc.	1,300,000	49,673,000
Fossil Group, Inc. (a)	100,000	8,398,000
Geox SpA (a)(e)	7,500,000	27,405,601
Magni-Tech Industries Bhd	100,000	88,982
Ports Design Ltd. (a)	12,000,000	5,728,626
Sitoy Group Holdings Ltd.	2,000,000	1,241,202
Swatch Group AG (Bearer)	1,000	447,055
Texwinca Holdings Ltd.	2,000,000	1,943,088
Van de Velde	111,000	6,601,221
Youngone Holdings Co. Ltd.	30,000	2,868,788
Yue Yuen Industrial (Holdings) Ltd.	3,000,000	11,418,544
		116,620,114
TOTAL CONSUMER DISCRETIONARY		1,629,156,318
CONSUMER STAPLES - 5.6%
Beverages - 0.5%
C&C Group PLC	300,000	1,215,623
Jinro Distillers Co. Ltd.	346,023	10,697,669
Lucas Bols BV	50,000	1,033,164
Muhak Co. Ltd. (a)	338,382	11,372,495
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	1,064,961	4,919,084
		29,238,035
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.7%
Ain Pharmaciez, Inc.	500,000	$ 17,640,311
Amsterdam Commodities NV	525,000	14,887,515
Create SD Holdings Co. Ltd.	310,000	13,499,508
Dong Suh Companies, Inc.	1,000,000	30,823,221
Genky Stores, Inc. (e)	106,700	9,414,446
Halows Co. Ltd.	63,700	928,620
Majestic Wine PLC (e)	500,000	2,911,463
MARR SpA	850,000	17,073,911
Marukyu Co. Ltd. (e)	400,000	3,643,511
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	5,000	203,413
San-A Co. Ltd.	250,000	10,454,214
Sapporo Drug Store Co. Ltd. (e)(f)	400,000	5,799,409
Tesco PLC	11,500,000	38,762,719
Yaoko Co. Ltd.	200,000	7,081,250
		173,123,511
Food Products - 1.3%
Ajinomoto Malaysia Bhd	1,500,000	2,652,632
Astral Foods Ltd.	150,000	2,277,693
Cranswick PLC	749,981	16,415,658
Fresh Del Monte Produce, Inc.	1,250,000	46,162,500
Kawan Food Bhd	150,000	77,474
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	5,677,580
London Biscuits Bhd (a)	2,000,000	435,088
London Biscuits Bhd warrants (a)	400,000	27,509
Pickles Corp.	50,000	542,573
President Bakery PCL	10,200	13,000
Prima Meat Packers Ltd.	100,000	284,729
Select Harvests Ltd.	1,250,000	8,863,120
Synear Food Holdings Ltd. (a)	1,000,000	8
TER Beke SA	5,000	414,777
Toyo Sugar Refining Co. Ltd.	1,200,000	1,024,167
		84,868,508
Personal Products - 1.1%
Cyanotech Corp. (a)(e)	10,000	91,100
Herbalife Ltd. (a)	5,000	207,600
Sarantis SA (a)	1,200,000	10,859,531
USANA Health Sciences, Inc. (a)(e)	500,000	56,870,000
		68,028,231
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.0%
Universal Corp.	25,000	$ 1,175,750
TOTAL CONSUMER STAPLES		356,434,035
ENERGY - 5.1%
Energy Equipment & Services - 1.5%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	2,210,941
Atwood Oceanics, Inc.	100,000	3,338,000
Boustead Singapore Ltd.	4,050,897	4,331,937
Fugro NV (Certificaten Van Aandelen)	140,000	4,026,388
Geospace Technologies Corp. (a)(e)	350,000	7,560,000
Gulfmark Offshore, Inc. Class A (e)	500,000	7,505,000
National Oilwell Varco, Inc.	50,000	2,720,500
Noble Corp. (e)	1,350,000	23,368,500
Oceaneering International, Inc.	63,000	3,471,930
Oil States International, Inc. (a)	500,000	23,795,000
Paragon Offshore PLC (e)	1,000,000	1,810,000
RPC, Inc. (e)	25,000	397,750
Shinko Plantech Co. Ltd.	1,700,000	12,863,397
		97,399,343
Oil, Gas & Consumable Fuels - 3.6%
Alvopetro Energy Ltd. (a)	2,900,000	1,370,079
Bonavista Energy Corp.	50,000	344,385
Denbury Resources, Inc. (e)	1,300,000	11,453,000
Eni SpA	4,000,000	76,743,454
Fuji Kosan Co. Ltd.	105,000	523,135
Motor Oil (HELLAS) Corinth Refineries SA	300,000	2,626,935
Newfield Exploration Co. (a)	1,000,000	39,240,000
Nordic American Tanker Shipping Ltd. (e)	750,000	9,172,500
Peabody Energy Corp. (e)	5,500,000	26,015,000
Petronet LNG Ltd. (a)	100,000	274,833
San-Ai Oil Co. Ltd.	200,000	1,328,410
Swift Energy Co. (a)(e)	1,700,000	5,134,000
Tsakos Energy Navigation Ltd.	694,700	6,377,346
Ultra Petroleum Corp. (a)(e)	1,900,000	32,357,000
W&T Offshore, Inc. (e)	2,650,000	17,039,500
		229,999,577
TOTAL ENERGY		327,398,920
Common Stocks - continued
	Shares	Value
FINANCIALS - 7.8%
Banks - 0.0%
Central Valley Community Bancorp	25,000	$ 270,250
Citizens Financial Services, Inc.	10,100	495,910
F Van Lanschot Bankiers NV (Certificaten Van Aandelen) unit	5,000	108,651
Merchants Bancshares, Inc.	10,000	294,600
Prosperity Bancshares, Inc.	15,000	800,100
Spar Nord Bank A/S	10,000	108,056
		2,077,567
Capital Markets - 1.1%
ABG Sundal Collier ASA (a)	1,000,000	713,574
Edify SA (a)	10,068	589,579
Goldman Sachs Group, Inc.	300,000	58,926,000
MLP AG	2,340,000	10,002,369
		70,231,522
Consumer Finance - 0.1%
Albemarle & Bond Holdings PLC (a)(e)	2,100,000	32
EZCORP, Inc. (non-vtg.) Class A (a)	200,000	1,840,000
Synchrony Financial	100,000	3,115,000
		4,955,032
Diversified Financial Services - 1.1%
Century Tokyo Leasing Corp.	650,000	20,523,638
Fuyo General Lease Co. Ltd.	375,000	15,339,130
NICE Information Service Co. Ltd.	250,000	1,622,397
Ricoh Leasing Co. Ltd.	1,070,000	31,017,753
		68,502,918
Insurance - 5.2%
AFLAC, Inc.	2,100,000	132,384,000
Amlin PLC	100,000	700,801
April	1,129,000	16,031,875
Assurant, Inc.	300,000	18,438,000
Delta Lloyd NV	50,000	945,557
Dongbu Insurance Co. Ltd.	750,000	38,088,032
MetLife, Inc.	1,600,000	82,064,000
NN Group NV	1,400,000	40,813,830
The Chubb Corp.	5,000	491,750
		329,957,845
Real Estate Investment Trusts - 0.0%
WP Glimcher, Inc.	10,000	150,000
Real Estate Management & Development - 0.2%
Lai Sun Garment (International) Ltd.	1,010,956	170,872
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Leopalace21 Corp. (a)	500,000	$ 2,883,729
Nisshin Fudosan Co. Ltd. (f)	2,600,000	10,177,367
Tai Cheung Holdings Ltd.	100,000	87,736
		13,319,704
Thrifts & Mortgage Finance - 0.1%
ASAX Co. Ltd.	100,000	1,400,328
Genworth Mortgage Insurance Ltd. (e)	2,000,000	5,317,872
Hingham Institution for Savings	10,100	1,119,080
		7,837,280
TOTAL FINANCIALS		497,031,868
HEALTH CARE - 25.7%
Biotechnology - 3.1%
Gilead Sciences, Inc. (a)	5,000	502,550
Seoulin Bioscience Co. Ltd.	50,076	729,910
United Therapeutics Corp. (a)	1,250,000	199,612,500
		200,844,960
Health Care Equipment & Supplies - 0.6%
Audika SA (f)	500,000	9,881,950
Baxter International, Inc.	5,000	343,700
Fukuda Denshi Co. Ltd.	100,000	5,725,941
Medikit Co. Ltd.	10,000	311,721
Nakanishi, Inc.	250,000	9,263,678
Paramount Bed Holdings Co. Ltd.	35,000	948,332
St.Shine Optical Co. Ltd.	500,000	8,865,017
		35,340,339
Health Care Providers & Services - 18.0%
Aetna, Inc.	1,250,000	133,587,500
Almost Family, Inc. (a)	286,000	12,378,080
Amedisys, Inc. (a)(f)	2,875,000	79,953,750
Anthem, Inc.	2,750,000	415,057,503
Chemed Corp. (e)	475,000	54,743,750
EBOS Group Ltd.	198,858	1,446,448
Humana, Inc.	750,000	124,200,000
LHC Group, Inc. (a)	250,000	8,015,000
Lifco AB	127,900	2,455,913
Life Healthcare Group Ltd.	10,000	25,798
Magellan Health Services, Inc. (a)	200,000	12,660,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
National Healthcare Corp.	27,300	$ 1,728,090
Pelion SA	317,200	7,577,871
Quest Diagnostics, Inc.	400,000	28,568,000
Uchiyama Holdings Co. Ltd. (e)	600,000	2,804,046
UnitedHealth Group, Inc.	2,400,000	267,360,000
		1,152,561,749
Health Care Technology - 0.1%
Cegedim SA (a)	25,000	924,934
Computer Programs & Systems, Inc.	5,000	261,650
Pharmagest Interactive	55,000	6,912,146
		8,098,730
Pharmaceuticals - 3.9%
AbbVie, Inc.	1,400,000	90,524,000
Apex Healthcare Bhd	200,000	221,754
AstraZeneca PLC sponsored ADR	1,250,000	85,600,000
Bliss Gvs Pharma Ltd. (a)	100,000	186,710
Indivior PLC (a)	2,500,000	7,617,533
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	36,876,456
Nippon Chemiphar Co. Ltd.	100,000	497,620
Recordati SpA	350,000	6,974,049
Stallergenes	100,000	6,102,849
Towa Pharmaceutical Co. Ltd.	10,000	528,829
Tsumura & Co. (e)	600,000	14,059,962
		249,189,762
TOTAL HEALTH CARE		1,646,035,540
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	10,000	214,881
Air Freight & Logistics - 0.4%
AIT Corp. (e)	800,000	7,780,550
Atlas Air Worldwide Holdings, Inc. (a)	259,500	12,648,030
CTI Logistics Ltd.	206,153	221,869
Onelogix Group Ltd.	2,500,000	1,019,229
SBS Co. Ltd.	150,000	1,183,318
		22,852,996
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.0%
Copa Holdings SA Class A	5,000	$ 554,450
Building Products - 0.0%
InnoTec TSS AG	25,000	334,891
Nihon Dengi Co. Ltd.	150,000	1,431,502
Noda Corp.	100,000	354,407
Sekisui Jushi Corp.	50,000	664,668
		2,785,468
Commercial Services & Supplies - 0.6%
Civeo Corp.	2,100,000	9,807,000
Credit Corp. Group Ltd.	50,000	454,235
Fursys, Inc.	200,000	6,238,917
Matsuda Sangyo Co. Ltd.	150,000	1,926,748
Mitie Group PLC	3,500,000	15,353,246
Moleskine SpA (e)	500,000	791,209
Prestige International, Inc.	905,700	7,015,544
		41,586,899
Construction & Engineering - 0.5%
AECOM Technology Corp. (a)	199,979	6,311,337
Ausdrill Ltd. (e)	8,400,000	2,958,066
Boart Longyear Ltd. (a)(e)	3,959,600	626,686
Boustead Projects Pte Ltd. (a)	1,215,269	959,761
Daiichi Kensetsu Corp.	275,000	3,082,008
Heijmans NV (Certificaten Van Aandelen)	300,000	4,010,111
Joban Kaihatsu Co. Ltd.	25,000	89,707
Meisei Industrial Co. Ltd.	100,000	546,396
Nippon Rietec Co. Ltd. (e)	599,800	4,219,347
Nippon Steel & Sumikin Texeng	250,000	1,349,449
Sedgman Ltd.	1,973,044	1,124,185
Vianini Lavori SpA	1,500,000	9,785,523
		35,062,576
Electrical Equipment - 0.4%
Aros Quality Group AB (e)	853,205	12,312,645
GrafTech International Ltd. (a)	999,951	4,839,763
Hammond Power Solutions, Inc. Class A	450,000	2,573,560
Somfy SA	10,068	3,039,822
		22,765,790
Industrial Conglomerates - 0.0%
Reunert Ltd.	300,000	1,529,474
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.3%
Austal Ltd.	100,000	$ 157,479
Daihatsu Diesel Manufacturing Co. Ltd. (e)(f)	3,184,000	19,467,724
Daiwa Industries Ltd.	900,000	6,184,243
Fujimak Corp.	175,000	1,176,072
Global Brass & Copper Holdings, Inc.	435,298	6,633,942
Hitachi Zosen Fukui Corp.	10,000	118,702
Hy-Lok Corp.	75,000	2,367,446
Ihara Science Corp.	139,700	1,086,593
Jaya Holdings Ltd.	23,150,000	892,269
Koike Sanso Kogyo Co. Ltd.	125,000	369,269
Metka SA	250,000	2,331,717
Mitsuboshi Belting Ltd.	25,000	200,467
Nakano Refrigerators Co. Ltd. (e)	10,000	297,856
Samyoung M-Tek Co. Ltd. (f)	1,050,000	3,796,966
Sansei Co. Ltd. (f)	500,000	844,027
Semperit AG Holding (e)	110,000	5,030,138
SIMPAC, Inc. (f)	2,325,000	16,340,253
Teikoku Sen-I Co. Ltd.	800,000	11,424,601
Tocalo Co. Ltd.	100,000	1,963,461
Zuiko Corp. (e)	10,000	330,327
		81,013,552
Marine - 0.1%
Golden Ocean Group Ltd. (e)	1,350,000	6,723,000
Professional Services - 3.1%
Akka Technologies SA (f)	1,051,406	32,749,754
Benefit One, Inc.	150,000	2,180,964
CBIZ, Inc. (a)(f)	2,900,000	26,216,000
Dun & Bradstreet Corp.	1,000,000	127,670,000
Exova Group Ltd. PLC	500,000	1,450,959
Harvey Nash Group PLC	300,000	389,468
VSE Corp.	110,000	7,825,400
		198,482,545
Road & Rail - 0.7%
Autohellas SA (a)	580,155	6,787,176
Daqin Railway Co. Ltd. (A Shares)	11,999,941	27,026,371
Hamakyorex Co. Ltd.	46,000	1,714,701
Higashi Twenty One Co. Ltd.	100,000	312,532
Tohbu Network Co. Ltd.	125,000	1,073,041
Utoc Corp.	1,200,000	5,785,473
		42,699,294
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	300,000	$ 14,004,000
Bergman & Beving AB (B Shares)	525,000	8,478,718
Canox Corp.	414,000	1,306,236
Green Cross Co. Ltd.	50,000	457,217
Kamei Corp.	565,800	4,147,671
Meiwa Corp.	400,000	1,447,476
Mitani Shoji Co. Ltd.	475,000	10,240,844
Shinsho Corp.	300,000	656,682
VM Materiaux SA	60,000	1,628,766
Yuasa Trading Co. Ltd.	25,000	550,573
		42,918,183
TOTAL INDUSTRIALS		499,189,108
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 1.9%
Cisco Systems, Inc.	2,000,000	57,660,000
HF Co. (f)	225,000	2,267,430
NETGEAR, Inc. (a)	1,500,000	45,405,000
QUALCOMM, Inc.	200,000	13,600,000
		118,932,430
Electronic Equipment & Components - 1.9%
Daido Signal Co. Ltd.	50,000	144,693
Elematec Corp.	400,000	10,108,048
Ingram Micro, Inc. Class A (a)	375,000	9,435,000
Insight Enterprises, Inc. (a)	1,150,000	32,913,000
Intelligent Digital Integrated Security Co. Ltd.	129,285	2,028,499
Lacroix SA (f)	362,506	10,327,619
Macnica Fuji Electronics Holdings, Inc.	2,687,500	32,911,161
Multi-Fineline Electronix, Inc. (a)	300,000	7,014,000
Riken Kieki Co. Ltd.	500,000	5,862,560
Shibaura Electronics Co. Ltd.	233,200	3,997,109
VST Holdings Ltd.	20,985,400	8,285,260
		123,026,949
Internet Software & Services - 0.3%
AuFeminin.com SA (a)	100,046	2,760,842
DeNA Co. Ltd. (e)	350,000	6,991,610
GMO Pepabo, Inc. (e)(f)	150,000	5,969,408
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
GoDaddy, Inc. (a)	28,900	$ 724,523
Zappallas, Inc. (f)	1,100,000	5,691,657
		22,138,040
IT Services - 7.5%
Amdocs Ltd.	1,500,000	82,605,000
Bit-isle, Inc.	100,000	437,367
Calian Technologies Ltd.	300,000	4,600,083
Cognizant Technology Solutions Corp. Class A (a)	10,000	585,400
Data#3 Ltd.	300,000	208,916
DOCdata NV	65,000	1,559,506
eClerx Services Ltd. (a)	100,000	2,509,296
Econocom Group SA	75,000	653,834
Estore Corp.	222,600	2,199,224
ManTech International Corp. Class A	600,000	17,538,000
Nice Information & Telecom, Inc.	50,000	1,478,493
Shinsegae Information & Communication Co. Ltd.	75,000	7,485,308
Societe Pour L'Informatique Industrielle SA	180,500	1,421,353
Sopra Steria Group	525,000	46,368,160
Tessi SA (f)	200,000	20,092,489
The Western Union Co. (e)	14,200,000	287,976,000
TravelSky Technology Ltd. (H Shares)	650,000	1,264,684
		478,983,113
Semiconductors & Semiconductor Equipment - 0.3%
Alpha & Omega Semiconductor Ltd. (a)	900,000	7,371,000
e-LITECOM Co. Ltd.	50,000	1,076,956
MagnaChip Semiconductor Corp. (a)	169,874	930,910
Miraial Co. Ltd. (e)(f)	631,900	7,660,276
		17,039,142
Software - 3.0%
CEGID SA	50,000	2,191,024
Ebix, Inc. (e)	375,000	10,233,750
Globo PLC (a)(e)	500,000	405,258
InfoVine Co. Ltd.	63,600	1,623,790
Justplanning, Inc.	20,000	120,142
KPIT Cummins Infosystems Ltd. (a)	300,000	496,163
KSK Co., Ltd.	121,900	812,084
Microsoft Corp.	2,050,000	99,712,000
Oracle Corp.	1,600,000	69,792,000
Rovi Corp. (a)	100,000	1,851,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Uchida Esco Co. Ltd. (f)	255,400	$ 2,250,359
Vitec Software Group AB	20,000	498,201
		189,985,771
Technology Hardware, Storage & Peripherals - 4.2%
Hewlett-Packard Co.	6,800,000	224,196,000
Lexmark International, Inc. Class A	350,000	15,536,500
Seagate Technology LLC	425,000	24,956,000
TPV Technology Ltd.	25,000,000	6,128,597
		270,817,097
TOTAL INFORMATION TECHNOLOGY		1,220,922,542
MATERIALS - 1.7%
Chemicals - 1.1%
C. Uyemura & Co. Ltd.	100,000	4,956,026
Chugoku Marine Paints Ltd.	350,000	3,032,608
Daishin-Chemical Co. Ltd.	150,000	1,127,616
Fuso Chemical Co. Ltd.	500,000	5,846,445
Hannong Chemicals, Inc. (f)	1,288,000	5,201,697
Kimoto Co. Ltd. (e)	50,000	123,274
Robertet SA	1,000	225,891
Scientex Bhd	526,900	983,547
Soda Aromatic Co. Ltd.	100,000	916,444
T&K Toka Co. Ltd.	75,000	1,530,731
Tae Kyung Industrial Co. Ltd.	1,000,000	5,811,848
Toho Acetylene Co. Ltd.	200,000	351,485
Yara International ASA	850,000	43,551,863
		73,659,475
Construction Materials - 0.1%
Buzzi Unicem SpA	150,000	2,414,268
Mitani Sekisan Co. Ltd.	274,900	4,203,153
		6,617,421
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.	12,000	136,562
Owens-Illinois, Inc. (a)	5,000	119,550
		256,112
Metals & Mining - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	350,000	3,913,000
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Pacific Metals Co. Ltd. (a)(e)	7,000,000	$ 21,289,748
Sherritt International Corp. (e)	2,200,000	4,558,641
Tokyo Kohtetsu Co. Ltd.	307,900	1,057,383
		30,818,772
TOTAL MATERIALS		111,351,780
UTILITIES - 1.0%
Electric Utilities - 0.0%
Public Power Corp. of Greece (a)	25,000	168,161
Gas Utilities - 1.0%
GAIL India Ltd. (a)	6,500,000	36,853,419
K&O Energy Group, Inc.	200,000	2,507,559
Kyungnam Energy Co. Ltd.	1,500,000	10,305,354
Seoul City Gas Co. Ltd.	75,000	9,783,123
YESCO Co. Ltd.	235,000	7,985,257
		67,434,712
TOTAL UTILITIES		67,602,873
TOTAL COMMON STOCKS (Cost $4,820,221,374)		6,355,122,984
Nonconvertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	185,655
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	5,460,885
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,509,708)		5,646,540
Preferred Securities - 0.3%
		Principal Amount (d)	Value
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $27,257,357)	EUR	17,587,000	$ 21,117,211
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	11,518,483	11,518,483
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	288,411,113	288,411,113
TOTAL MONEY MARKET FUNDS (Cost $299,929,596)		299,929,596
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $5,151,918,035)		6,681,816,331
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(277,882,051)
NET ASSETS - 100%		$ 6,403,934,280
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,117,211 or 0.3% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,422
Fidelity Securities Lending Cash Central Fund	6,377,041
Total	$ 6,418,463
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akka Technologies SA	$ 33,341,294	$ -	$ -	$ -	$ 32,749,754
Amedisys, Inc.	58,865,060	-	1,000,784	-	79,953,750
Audika SA	8,815,716	26,246	-	119,737	9,881,950
CBIZ, Inc.	23,664,000	45,994	49,252	-	26,216,000
Daihatsu Diesel Manufacturing Co. Ltd.	20,031,545	-	-	192,476	19,467,724
Emori Group Holdings Co. Ltd.	10,070,289	1,164,269	1,778,742	102,932	-
Fuji Corp.	7,145,883	-	-	96,899	9,509,171
G-Tekt Corp.	15,433,957	7,580,459	-	352,365	21,642,731
Gendai Agency, Inc.	5,268,500	292,704	-	195,159	4,897,213
GMO Pepabo, Inc.	2,464,798	355,065	-	65,564	5,969,408
Gwangju Shinsegae Co. Ltd.	18,115,139	4,368,535	-	81,325	26,433,180
Hannong Chemicals, Inc.	5,219,952	-	-	87,909	5,201,697
HF Co.	2,467,534	-	-	-	2,267,430
Lacroix SA	10,524,742	352,420	-	223,729	10,327,619
Macnica, Inc.	35,289,211	-	-	509,258	-
MegaStudy Co. Ltd.	33,391,212	-	-	956,082	35,899,026
Miraial Co. Ltd.	10,637,992	-	-	48,413	7,660,276
Nisshin Fudosan Co. Ltd.	9,951,367	395,509	-	117,879	10,177,367
Samyoung M-Tek Co. Ltd.	3,541,780	-	-	-	3,796,966
Sansei Co. Ltd.	930,984	-	-	26,447	844,027
Sapporo Drug Store Co. Ltd.	7,094,927	-	-	92,953	5,799,409
SIMPAC, Inc.	16,188,533	-	-	141,085	16,340,253
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
TBK Co. Ltd.	$ 9,118,281	$ -	$ -	$ 227,390	$ 9,736,653
Tessi SA	26,647,095	-	-	-	20,092,489
Treasure Factory Co. Ltd.	4,717,743	-	996,223	34,071	-
Uchida Esco Co. Ltd.	1,694,979	538,538	-	8,131	2,250,359
Yorozu Corp.	23,381,400	6,680,849	-	557,254	30,641,321
Zappallas, Inc.	6,656,813	-	-	83,123	5,691,657
Total	$ 410,670,728	$ 21,800,588	$ 3,825,001	$ 4,320,181	$ 403,447,431
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,629,156,318	$ 880,333,863	$ 712,923,429	$ 35,899,026
Consumer Staples	356,434,035	182,546,928	173,887,099	8
Energy	327,398,920	229,287,201	98,111,719	-
Financials	497,031,868	345,675,599	151,356,237	32
Health Care	1,646,035,540	1,571,026,037	75,009,503	-
Industrials	499,374,763	291,519,688	207,855,075	-
Information Technology	1,220,922,542	1,047,221,128	173,701,414	-
Materials	116,812,665	20,588,283	96,224,382	-
Utilities	67,602,873	64,927,153	2,675,720	-
Preferred Securities	21,117,211	-	21,117,211	-
Money Market Funds	299,929,596	299,929,596	-	-
Total Investments in Securities:	$ 6,681,816,331	$ 4,933,055,476	$ 1,712,861,789	$ 35,899,066

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 591,074,677
Level 2 to Level 1	$ 411,097,131
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $5,151,918,035. Net unrealized appreciation aggregated $1,529,898,296, of which $1,971,074,812 related to appreciated investment securities and $441,176,516 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments April 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund

April 30, 2015

1.800366.111

FVD-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.6%
Hyundai Mobis	37,163	$ 8,159,844
Automobiles - 0.6%
Harley-Davidson, Inc.	140,600	7,903,126
Diversified Consumer Services - 1.0%
ServiceMaster Global Holdings, Inc.	349,500	12,078,720
Steiner Leisure Ltd. (a)	40,868	1,971,472
		14,050,192
Leisure Products - 1.1%
Mattel, Inc.	482,900	13,598,464
Vista Outdoor, Inc. (a)	34,100	1,492,216
		15,090,680
Media - 4.5%
Corus Entertainment, Inc. Class B (non-vtg.) (d)	470,600	7,235,499
John Wiley & Sons, Inc. Class A	108,385	6,164,939
Starz Series A (a)	372,000	14,630,760
Time Warner Cable, Inc.	73,200	11,384,064
Viacom, Inc. Class B (non-vtg.)	310,900	21,592,005
		61,007,267
Multiline Retail - 1.2%
Macy's, Inc.	197,853	12,787,239
Target Corp.	46,400	3,657,712
		16,444,951
Specialty Retail - 2.8%
AutoZone, Inc. (a)	17,585	11,828,726
Bed Bath & Beyond, Inc. (a)	157,400	11,090,404
GNC Holdings, Inc.	232,600	10,013,430
TJX Companies, Inc.	74,200	4,788,868
		37,721,428
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	152,135	5,813,078
TOTAL CONSUMER DISCRETIONARY		166,190,566
CONSUMER STAPLES - 4.2%
Beverages - 0.6%
C&C Group PLC	2,036,777	8,253,179
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.1%
Tesco PLC	2,057,300	$ 6,934,482
Wal-Mart Stores, Inc.	265,700	20,737,885
		27,672,367
Food Products - 1.0%
Seaboard Corp. (a)	1,360	4,896,000
The J.M. Smucker Co.	76,721	8,893,498
		13,789,498
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	62,445	6,875,819
TOTAL CONSUMER STAPLES		56,590,863
ENERGY - 7.9%
Energy Equipment & Services - 1.0%
BW Offshore Ltd.	9,475,400	7,059,161
National Oilwell Varco, Inc.	130,700	7,111,387
		14,170,548
Oil, Gas & Consumable Fuels - 6.9%
Chevron Corp.	293,581	32,605,106
Exxon Mobil Corp.	166,428	14,540,814
Marathon Petroleum Corp.	111,600	11,000,412
Phillips 66 Co.	137,200	10,881,332
Suncor Energy, Inc.	580,900	18,917,166
Woodside Petroleum Ltd.	201,727	5,595,265
		93,540,095
TOTAL ENERGY		107,710,643
FINANCIALS - 27.9%
Banks - 10.6%
JPMorgan Chase & Co.	836,941	52,944,889
Regions Financial Corp.	910,400	8,949,232
SunTrust Banks, Inc.	245,100	10,171,650
U.S. Bancorp	625,500	26,815,185
Wells Fargo & Co.	831,137	45,795,649
		144,676,605
Capital Markets - 2.7%
East Capital Explorer AB (a)	86,479	602,319
Fortress Investment Group LLC	1,852,000	15,038,240
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GP Investments Ltd. Class A (depositary receipt) (a)	1,628,600	$ 2,983,744
MLP AG	440,172	1,881,523
The Blackstone Group LP	405,900	16,625,664
		37,131,490
Consumer Finance - 2.0%
American Express Co.	90,300	6,993,735
Capital One Financial Corp.	257,382	20,809,335
		27,803,070
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	284,631	40,192,744
Insurance - 5.6%
ACE Ltd.	129,200	13,823,108
Allied World Assurance Co.	209,700	8,627,058
Allstate Corp.	201,100	14,008,626
FNF Group	278,920	10,038,331
FNFV Group (a)	369,133	5,518,538
Prudential PLC	307,501	7,656,020
The Travelers Companies, Inc.	158,313	16,007,027
		75,678,708
Real Estate Investment Trusts - 4.0%
American Capital Agency Corp.	868,299	17,917,350
Annaly Capital Management, Inc.	1,790,095	18,026,257
MFA Financial, Inc.	2,305,964	17,917,340
		53,860,947
TOTAL FINANCIALS		379,343,564
HEALTH CARE - 14.3%
Biotechnology - 1.0%
Amgen, Inc.	87,700	13,848,707
Health Care Equipment & Supplies - 2.3%
Medtronic PLC	414,378	30,850,442
Health Care Providers & Services - 2.7%
Cigna Corp.	164,038	20,445,696
Express Scripts Holding Co. (a)	180,401	15,586,646
		36,032,342
Pharmaceuticals - 8.3%
GlaxoSmithKline PLC sponsored ADR	238,576	11,010,282
Johnson & Johnson	434,508	43,103,194
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan N.V. (a)	232,095	$ 16,771,185
Sanofi SA sponsored ADR	321,600	16,256,880
Teva Pharmaceutical Industries Ltd. sponsored ADR	431,168	26,051,171
		113,192,712
TOTAL HEALTH CARE		193,924,203
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.4%
United Technologies Corp.	170,200	19,360,250
Electrical Equipment - 1.0%
Babcock & Wilcox Co.	399,800	12,921,536
Machinery - 2.6%
Deere & Co.	264,090	23,905,427
Global Brass & Copper Holdings, Inc.	209,849	3,198,099
Valmont Industries, Inc.	69,100	8,707,982
		35,811,508
Professional Services - 0.3%
VSE Corp.	64,500	4,588,530
TOTAL INDUSTRIALS		72,681,824
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 3.2%
Cisco Systems, Inc.	825,918	23,811,216
Harris Corp.	236,900	19,008,856
		42,820,072
Electronic Equipment & Components - 1.1%
Keysight Technologies, Inc. (a)	184,600	6,176,716
TE Connectivity Ltd.	136,402	9,077,553
		15,254,269
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	42,200	23,158,094
IT Services - 3.0%
Amdocs Ltd.	98,443	5,421,256
Fiserv, Inc. (a)	102,400	7,946,240
IBM Corp.	102,160	17,498,986
The Western Union Co.	509,400	10,330,632
		41,197,114
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.9%
Microsoft Corp.	584,824	$ 28,445,839
Oracle Corp.	563,013	24,558,627
		53,004,466
Technology Hardware, Storage & Peripherals - 3.7%
EMC Corp.	614,700	16,541,577
Hewlett-Packard Co.	389,012	12,825,726
Samsung Electronics Co. Ltd.	15,584	20,400,368
		49,767,671
TOTAL INFORMATION TECHNOLOGY		225,201,686
MATERIALS - 2.7%
Chemicals - 2.2%
Agrium, Inc.	130,700	13,541,235
CF Industries Holdings, Inc.	58,389	16,785,086
		30,326,321
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	157,200	6,949,812
TOTAL MATERIALS		37,276,133
UTILITIES - 2.3%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	186,600	10,611,942
Edison International	97,000	5,911,180
Xcel Energy, Inc.	267,200	9,060,752
		25,583,874
Multi-Utilities - 0.4%
CMS Energy Corp.	169,100	5,737,563
TOTAL UTILITIES		31,321,437
TOTAL COMMON STOCKS (Cost $1,154,256,480)		1,270,240,919
Money Market Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	92,366,404	$ 92,366,404
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	3,312,650	3,312,650
TOTAL MONEY MARKET FUNDS (Cost $95,679,054)		95,679,054
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,249,935,534)		1,365,919,973
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,830,164)
NET ASSETS - 100%		$ 1,360,089,809
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 59,524
Fidelity Securities Lending Cash Central Fund	65,997
Total	$ 125,521
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 166,190,566	$ 166,190,566	$ -	$ -
Consumer Staples	56,590,863	41,403,202	15,187,661	-
Energy	107,710,643	100,651,482	7,059,161	-
Financials	379,343,564	369,203,702	10,139,862	-
Health Care	193,924,203	193,924,203	-	-
Industrials	72,681,824	72,681,824	-	-
Information Technology	225,201,686	225,201,686	-	-
Materials	37,276,133	37,276,133	-	-
Utilities	31,321,437	31,321,437	-	-
Money Market Funds	95,679,054	95,679,054	-	-
Total Investments in Securities:	$ 1,365,919,973	$ 1,333,533,289	$ 32,386,684	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 7,160,312
Level 2 to Level 1	$ 11,523,816
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $1,252,902,122. Net unrealized appreciation aggregated $113,017,851, of which $154,028,930 related to appreciated investment securities and $41,011,079 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 29, 2015